Shareholder Report	12 Months Ended	18 Months Ended	54 Months Ended		82 Months Ended	109 Months Ended	114 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Equity Series
Entity Central Index Key	0001479360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000106728
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class A:
Trading Symbol	PQIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/14	$9,452	$10,000	$10,000	$10,000
7/31/14	$9,262	$9,975	$9,912	$9,848
8/31/14	$9,476	$10,085	$10,046	$10,007
9/30/14	$9,134	$10,017	$9,830	$9,645
10/31/14	$9,152	$10,115	$9,879	$9,646
11/30/14	$9,333	$10,187	$9,954	$9,724
12/31/14	$9,250	$10,196	$9,815	$9,443
1/31/15	$9,165	$10,410	$9,853	$9,318
2/28/15	$9,610	$10,312	$10,006	$9,696
3/31/15	$9,517	$10,360	$9,901	$9,447
4/30/15	$9,761	$10,323	$10,104	$9,868
5/31/15	$9,842	$10,298	$10,022	$9,732
6/30/15	$9,408	$10,186	$9,800	$9,407
7/31/15	$9,363	$10,257	$9,866	$9,469
8/31/15	$8,693	$10,242	$9,538	$8,851
9/30/15	$8,321	$10,311	$9,427	$8,585
10/31/15	$8,818	$10,313	$9,785	$9,236
11/30/15	$8,665	$10,286	$9,688	$9,078
12/31/15	$8,329	$10,252	$9,597	$8,937
1/31/16	$7,981	$10,393	$9,486	$8,608
2/29/16	$7,952	$10,467	$9,545	$8,652
3/31/16	$8,387	$10,563	$9,927	$9,266
4/30/16	$8,555	$10,604	$10,043	$9,447
5/31/16	$8,606	$10,607	$10,017	$9,395
6/30/16	$8,526	$10,797	$10,172	$9,518
7/31/16	$8,757	$10,865	$10,341	$9,773
8/31/16	$8,774	$10,853	$10,330	$9,764
9/30/16	$8,843	$10,847	$10,371	$9,847
10/31/16	$8,774	$10,764	$10,200	$9,598
11/30/16	$8,920	$10,509	$10,067	$9,574
12/31/16	$9,126	$10,524	$10,211	$9,835
1/31/17	$9,265	$10,544	$10,303	$9,994
2/28/17	$9,334	$10,615	$10,493	$10,294
3/31/17	$9,444	$10,610	$10,558	$10,428
4/30/17	$9,470	$10,692	$10,640	$10,509
5/31/17	$9,618	$10,774	$10,821	$10,786
6/30/17	$9,680	$10,763	$10,812	$10,778
7/31/17	$9,907	$10,809	$10,942	$10,992
8/31/17	$9,881	$10,906	$11,022	$11,053
9/30/17	$10,149	$10,854	$11,104	$11,271
10/31/17	$10,272	$10,861	$11,149	$11,355
11/30/17	$10,395	$10,847	$11,236	$11,547
12/31/17	$10,562	$10,897	$11,331	$11,690
1/31/18	$10,980	$10,771	$11,519	$12,212
2/28/18	$10,535	$10,669	$11,195	$11,642
3/31/18	$10,451	$10,737	$11,141	$11,454
4/30/18	$10,567	$10,658	$11,115	$11,485
5/31/18	$10,389	$10,734	$11,073	$11,317
6/30/18	$10,318	$10,720	$11,047	$11,277
7/31/18	$10,605	$10,723	$11,265	$11,720
8/31/18	$10,506	$10,792	$11,299	$11,716
9/30/18	$10,609	$10,722	$11,333	$11,861
10/31/18	$10,086	$10,638	$11,013	$11,285
11/30/18	$10,168	$10,701	$11,173	$11,545
12/31/18	$9,606	$10,898	$10,943	$10,858
1/31/19	$10,168	$11,014	$11,335	$11,520
2/28/19	$10,306	$11,007	$11,479	$11,821
3/31/19	$10,302	$11,219	$11,641	$11,926
4/30/19	$10,486	$11,221	$11,747	$12,141
5/31/19	$9,998	$11,421	$11,570	$11,560
6/30/19	$10,485	$11,564	$12,019	$12,311
7/31/19	$10,373	$11,589	$11,982	$12,209
8/31/19	$10,094	$11,890	$12,033	$11,997
9/30/19	$10,504	$11,826	$12,208	$12,410
10/31/19	$10,690	$11,862	$12,414	$12,791
11/30/19	$10,821	$11,856	$12,490	$12,955
12/31/19	$11,060	$11,848	$12,726	$13,452
1/31/20	$10,726	$12,076	$12,648	$13,028
2/29/20	$9,945	$12,293	$12,228	$11,929
3/31/20	$8,315	$12,221	$11,441	$10,464
4/30/20	$8,821	$12,438	$11,999	$11,298
5/31/20	$9,097	$12,496	$12,110	$11,455
6/30/20	$9,256	$12,575	$12,219	$11,589
7/31/20	$9,304	$12,762	$12,523	$11,992
8/31/20	$9,657	$12,659	$12,642	$12,317
9/30/20	$9,354	$12,652	$12,488	$12,023
10/31/20	$9,172	$12,596	$12,277	$11,670
11/30/20	$10,465	$12,720	$13,094	$13,111
12/31/20	$10,871	$12,737	$13,390	$13,685
1/31/21	$11,047	$12,646	$13,294	$13,587
2/28/21	$11,663	$12,463	$13,301	$13,797
3/31/21	$12,127	$12,308	$13,561	$14,508
4/30/21	$12,274	$12,405	$13,762	$14,825
5/31/21	$12,627	$12,445	$13,966	$15,215
6/30/21	$12,578	$12,533	$13,948	$15,069
7/31/21	$12,450	$12,673	$14,053	$15,127
8/31/21	$12,509	$12,649	$14,132	$15,326
9/30/21	$12,393	$12,539	$13,777	$14,689
10/31/21	$12,503	$12,536	$13,915	$14,987
11/30/21	$12,343	$12,573	$13,743	$14,573
12/31/21	$12,837	$12,541	$14,228	$15,638
1/31/22	$12,746	$12,271	$14,037	$15,555
2/28/22	$12,553	$12,134	$13,840	$15,293
3/31/22	$12,618	$11,797	$13,724	$15,460
4/30/22	$12,181	$11,349	$13,198	$14,863
5/31/22	$12,354	$11,422	$13,323	$15,047
6/30/22	$11,552	$11,243	$12,750	$13,991
7/31/22	$11,909	$11,518	$13,047	$14,301
8/31/22	$11,603	$11,192	$12,621	$13,771
9/30/22	$10,938	$10,709	$11,860	$12,704
10/31/22	$11,381	$10,570	$12,175	$13,543
11/30/22	$12,102	$10,959	$12,912	$14,686
12/31/22	$12,001	$10,909	$12,787	$14,466
1/31/23	$12,450	$11,245	$13,180	$14,912
2/28/23	$12,076	$10,954	$12,792	$14,419
3/31/23	$12,248	$11,232	$13,091	$14,728
4/30/23	$12,367	$11,300	$13,271	$15,043
5/31/23	$12,097	$11,177	$12,888	$14,339
6/30/23	$12,530	$11,137	$13,163	$15,002
7/31/23	$12,812	$11,130	$13,409	$15,573
8/31/23	$12,617	$11,059	$13,193	$15,170
9/30/23	$12,350	$10,778	$12,856	$14,781
10/31/23	$12,142	$10,607	$12,512	$14,224
11/30/23	$12,876	$11,088	$13,203	$15,150
12/31/23	$13,412	$11,512	$13,746	$15,815
1/31/24	$13,446	$11,481	$13,739	$15,843
2/29/24	$13,569	$11,318	$13,710	$15,999
3/31/24	$13,973	$11,423	$14,035	$16,612
4/30/24	$13,600	$11,134	$13,669	$16,164
5/31/24	$14,029	$11,323	$13,961	$16,581
6/30/24	$14,041	$11,430	$13,972	$16,451

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.06%	6.02%	4.04%
Class A (including sales charge)	5.91%	4.82%	3.45%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000
Holdings Count | Holding	1,002	1,002	1,002	1,002	1,002	1,002	1,002
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	408.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000106729
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class C:
Trading Symbol	PQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,792	$9,975	$9,912	$9,848
8/31/2014	$10,005	$10,085	$10,046	$10,007
9/30/2014	$9,643	$10,017	$9,830	$9,645
10/31/2014	$9,656	$10,115	$9,879	$9,646
11/30/2014	$9,842	$10,187	$9,954	$9,724
12/31/2014	$9,748	$10,196	$9,815	$9,443
1/31/2015	$9,652	$10,410	$9,853	$9,318
2/28/2015	$10,116	$10,312	$10,006	$9,696
3/31/2015	$10,004	$10,360	$9,901	$9,447
4/30/2015	$10,254	$10,323	$10,104	$9,868
5/31/2015	$10,341	$10,298	$10,022	$9,732
6/30/2015	$9,877	$10,186	$9,800	$9,407
7/31/2015	$9,823	$10,257	$9,866	$9,469
8/31/2015	$9,112	$10,242	$9,538	$8,851
9/30/2015	$8,716	$10,311	$9,427	$8,585
10/31/2015	$9,231	$10,313	$9,785	$9,236
11/30/2015	$9,074	$10,286	$9,688	$9,078
12/31/2015	$8,707	$10,252	$9,597	$8,937
1/31/2016	$8,337	$10,393	$9,486	$8,608
2/29/2016	$8,301	$10,467	$9,545	$8,652
3/31/2016	$8,751	$10,563	$9,927	$9,266
4/30/2016	$8,930	$10,604	$10,043	$9,447
5/31/2016	$8,969	$10,607	$10,017	$9,395
6/30/2016	$8,882	$10,797	$10,172	$9,518
7/31/2016	$9,115	$10,865	$10,341	$9,773
8/31/2016	$9,133	$10,853	$10,330	$9,764
9/30/2016	$9,196	$10,847	$10,371	$9,847
10/31/2016	$9,124	$10,764	$10,200	$9,598
11/30/2016	$9,258	$10,509	$10,067	$9,574
12/31/2016	$9,471	$10,524	$10,211	$9,835
1/31/2017	$9,615	$10,544	$10,303	$9,994
2/28/2017	$9,678	$10,615	$10,493	$10,294
3/31/2017	$9,787	$10,610	$10,558	$10,428
4/30/2017	$9,805	$10,692	$10,640	$10,509
5/31/2017	$9,950	$10,774	$10,821	$10,786
6/30/2017	$10,011	$10,763	$10,812	$10,778
7/31/2017	$10,237	$10,809	$10,942	$10,992
8/31/2017	$10,201	$10,906	$11,022	$11,053
9/30/2017	$10,472	$10,854	$11,104	$11,271
10/31/2017	$10,590	$10,861	$11,149	$11,355
11/30/2017	$10,717	$10,847	$11,236	$11,547
12/31/2017	$10,877	$10,897	$11,331	$11,690
1/31/2018	$11,308	$10,771	$11,519	$12,212
2/28/2018	$10,840	$10,669	$11,195	$11,642
3/31/2018	$10,748	$10,737	$11,141	$11,454
4/30/2018	$10,858	$10,658	$11,115	$11,485
5/31/2018	$10,665	$10,734	$11,073	$11,317
6/30/2018	$10,583	$10,720	$11,047	$11,277
7/31/2018	$10,878	$10,723	$11,265	$11,720
8/31/2018	$10,768	$10,792	$11,299	$11,716
9/30/2018	$10,867	$10,722	$11,333	$11,861
10/31/2018	$10,330	$10,638	$11,013	$11,285
11/30/2018	$10,404	$10,701	$11,173	$11,545
12/31/2018	$9,821	$10,898	$10,943	$10,858
1/31/2019	$10,387	$11,014	$11,335	$11,520
2/28/2019	$10,529	$11,007	$11,479	$11,821
3/31/2019	$10,510	$11,219	$11,641	$11,926
4/30/2019	$10,699	$11,221	$11,747	$12,141
5/31/2019	$10,189	$11,421	$11,570	$11,560
6/30/2019	$10,676	$11,564	$12,019	$12,311
7/31/2019	$10,562	$11,589	$11,982	$12,209
8/31/2019	$10,269	$11,890	$12,033	$11,997
9/30/2019	$10,679	$11,826	$12,208	$12,410
10/31/2019	$10,860	$11,862	$12,414	$12,791
11/30/2019	$10,992	$11,856	$12,490	$12,955
12/31/2019	$11,227	$11,848	$12,726	$13,452
1/31/2020	$10,880	$12,076	$12,648	$13,028
2/29/2020	$10,079	$12,293	$12,228	$11,929
3/31/2020	$8,420	$12,221	$11,441	$10,464
4/30/2020	$8,922	$12,438	$11,999	$11,298
5/31/2020	$9,202	$12,496	$12,110	$11,455
6/30/2020	$9,356	$12,575	$12,219	$11,589
7/31/2020	$9,404	$12,762	$12,523	$11,992
8/31/2020	$9,742	$12,659	$12,642	$12,317
9/30/2020	$9,439	$12,652	$12,488	$12,023
10/31/2020	$9,246	$12,596	$12,277	$11,670
11/30/2020	$10,551	$12,720	$13,094	$13,111
12/31/2020	$10,946	$12,737	$13,390	$13,685
1/31/2021	$11,123	$12,646	$13,294	$13,587
2/28/2021	$11,733	$12,463	$13,301	$13,797
3/31/2021	$12,186	$12,308	$13,561	$14,508
4/30/2021	$12,324	$12,405	$13,762	$14,825
5/31/2021	$12,678	$12,445	$13,966	$15,215
6/30/2021	$12,614	$12,533	$13,948	$15,069
7/31/2021	$12,475	$12,673	$14,053	$15,127
8/31/2021	$12,525	$12,649	$14,132	$15,326
9/30/2021	$12,412	$12,539	$13,777	$14,689
10/31/2021	$12,511	$12,536	$13,915	$14,987
11/30/2021	$12,342	$12,573	$13,743	$14,573
12/31/2021	$12,827	$12,541	$14,228	$15,638
1/31/2022	$12,736	$12,271	$14,037	$15,555
2/28/2022	$12,533	$12,134	$13,840	$15,293
3/31/2022	$12,584	$11,797	$13,724	$15,460
4/30/2022	$12,148	$11,349	$13,198	$14,863
5/31/2022	$12,311	$11,422	$13,323	$15,047
6/30/2022	$11,508	$11,243	$12,750	$13,991
7/31/2022	$11,854	$11,518	$13,047	$14,301
8/31/2022	$11,529	$11,192	$12,621	$13,771
9/30/2022	$10,873	$10,709	$11,860	$12,704
10/31/2022	$11,304	$10,570	$12,175	$13,543
11/30/2022	$12,011	$10,959	$12,912	$14,686
12/31/2022	$11,904	$10,909	$12,787	$14,466
1/31/2023	$12,339	$11,245	$13,180	$14,912
2/28/2023	$11,968	$10,954	$12,792	$14,419
3/31/2023	$12,131	$11,232	$13,091	$14,728
4/30/2023	$12,238	$11,300	$13,271	$15,043
5/31/2023	$11,960	$11,177	$12,888	$14,339
6/30/2023	$12,386	$11,137	$13,163	$15,002
7/31/2023	$12,655	$11,130	$13,409	$15,573
8/31/2023	$12,451	$11,059	$13,193	$15,170
9/30/2023	$12,180	$10,778	$12,856	$14,781
10/31/2023	$11,964	$10,607	$12,512	$14,224
11/30/2023	$12,678	$11,088	$13,203	$15,150
12/31/2023	$13,211	$11,512	$13,746	$15,815
1/31/2024	$13,233	$11,481	$13,739	$15,843
2/29/2024	$13,343	$11,318	$13,710	$15,999
3/31/2024	$13,729	$11,423	$14,035	$16,612
4/30/2024	$13,352	$11,134	$13,669	$16,164
5/31/2024	$13,762	$11,323	$13,961	$16,581
6/30/2024	$13,768	$11,430	$13,972	$16,451

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	11.16%	5.22%	3.25%
Class C (including sales charge)	10.16%	5.22%	3.25%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000
Holdings Count | Holding	1,002	1,002	1,002	1,002	1,002	1,002	1,002
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	408.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000106724
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Institutional Class:
Trading Symbol	PQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.38%	6.38%	4.41%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000
Holdings Count | Holding	1,002	1,002	1,002	1,002	1,002	1,002	1,002
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	408.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000106725
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	I-2:
Trading Symbol	PQIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	12.27%	6.28%	4.31%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000	$ 171,410,000
Holdings Count | Holding	1,002	1,002	1,002	1,002	1,002	1,002	1,002
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	408.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000154254
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Class A:
Trading Symbol	PEAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.12%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/14	$9,624	$10,000	$10,000
7/31/14	$9,782	$10,193	$10,279
8/31/14	$10,079	$10,423	$10,521
9/30/14	$9,223	$9,651	$9,658
10/31/14	$9,362	$9,764	$9,697
11/30/14	$9,249	$9,661	$9,522
12/31/14	$8,760	$9,216	$9,036
1/31/15	$8,734	$9,271	$8,978
2/28/15	$8,987	$9,558	$9,282
3/31/15	$8,620	$9,422	$9,070
4/30/15	$9,432	$10,147	$9,925
5/31/15	$8,978	$9,741	$9,479
6/30/15	$8,699	$9,488	$9,233
7/31/15	$8,044	$8,830	$8,557
8/31/15	$7,310	$8,031	$7,738
9/30/15	$6,934	$7,790	$7,465
10/31/15	$7,380	$8,345	$7,988
11/30/15	$7,039	$8,020	$7,555
12/31/15	$6,698	$7,841	$7,357
1/31/16	$6,360	$7,332	$6,881
2/29/16	$6,458	$7,320	$6,918
3/31/16	$7,491	$8,289	$7,931
4/30/16	$7,892	$8,334	$8,037
5/31/16	$7,161	$8,023	$7,576
6/30/16	$7,776	$8,344	$7,903
7/31/16	$8,381	$8,764	$8,327
8/31/16	$8,479	$8,982	$8,483
9/30/16	$8,622	$9,097	$8,548
10/31/16	$8,960	$9,119	$8,674
11/30/16	$8,764	$8,699	$8,389
12/31/16	$8,847	$8,718	$8,454
1/31/17	$9,551	$9,195	$8,840
2/28/17	$9,834	$9,477	$9,161
3/31/17	$9,889	$9,716	$9,313
4/30/17	$9,934	$9,929	$9,390
5/31/17	$9,870	$10,222	$9,598
6/30/17	$9,880	$10,325	$9,608
7/31/17	$10,538	$10,941	$10,116
8/31/17	$10,848	$11,185	$10,333
9/30/17	$10,675	$11,140	$10,134
10/31/17	$10,976	$11,531	$10,470
11/30/17	$10,867	$11,554	$10,390
12/31/17	$11,402	$11,969	$10,827
1/31/18	$12,531	$12,966	$11,771
2/28/18	$11,867	$12,368	$11,222
3/31/18	$11,758	$12,138	$11,002
4/30/18	$11,729	$12,084	$11,099
5/31/18	$11,184	$11,656	$10,565
6/30/18	$10,580	$11,172	$10,019
7/31/18	$10,946	$11,417	$10,424
8/31/18	$10,570	$11,109	$10,204
9/30/18	$10,688	$11,050	$10,363
10/31/18	$9,866	$10,087	$9,604
11/30/18	$10,213	$10,503	$9,887
12/31/18	$9,934	$10,225	$9,664
1/31/19	$10,759	$11,120	$10,447
2/28/19	$10,660	$11,145	$10,410
3/31/19	$10,528	$11,239	$10,423
4/30/19	$10,671	$11,475	$10,545
5/31/19	$10,198	$10,643	$9,990
6/30/19	$10,814	$11,307	$10,523
7/31/19	$10,451	$11,169	$10,240
8/31/19	$9,869	$10,624	$9,629
9/30/19	$10,143	$10,827	$9,842
10/31/19	$10,528	$11,283	$10,181
11/30/19	$10,528	$11,268	$10,108
12/31/19	$11,254	$12,109	$10,820
1/31/20	$10,397	$11,544	$10,091
2/29/20	$9,586	$10,935	$9,446
3/31/20	$7,525	$9,251	$7,790
4/30/20	$8,189	$10,098	$8,450
5/31/20	$8,313	$10,176	$8,420
6/30/20	$8,741	$10,924	$8,867
7/31/20	$9,113	$11,900	$9,431
8/31/20	$9,181	$12,163	$9,501
9/30/20	$8,967	$11,968	$9,280
10/31/20	$8,944	$12,214	$9,318
11/30/20	$10,307	$13,344	$10,515
12/31/20	$11,315	$14,325	$11,413
1/31/21	$11,452	$14,764	$11,500
2/28/21	$12,173	$14,877	$11,819
3/31/21	$12,562	$14,653	$11,882
4/30/21	$13,145	$15,017	$12,155
5/31/21	$13,568	$15,366	$12,628
6/30/21	$13,568	$15,392	$12,556
7/31/21	$13,248	$14,356	$11,959
8/31/21	$13,511	$14,732	$12,289
9/30/21	$13,031	$14,147	$11,918
10/31/21	$12,996	$14,286	$11,957
11/30/21	$12,379	$13,704	$11,463
12/31/21	$13,055	$13,961	$11,870
1/31/22	$13,280	$13,697	$11,782
2/28/22	$12,556	$13,287	$11,587
3/31/22	$12,531	$12,987	$11,463
4/30/22	$11,844	$12,265	$10,817
5/31/22	$12,131	$12,319	$10,910
6/30/22	$10,858	$11,500	$10,221
7/31/22	$11,033	$11,472	$10,129
8/31/22	$11,270	$11,520	$10,140
9/30/22	$10,159	$10,169	$9,102
10/31/22	$10,484	$9,854	$8,942
11/30/22	$11,719	$11,315	$10,145
12/31/22	$11,653	$11,156	$9,991
1/31/23	$12,266	$12,037	$10,711
2/28/23	$11,695	$11,256	$10,133
3/31/23	$12,112	$11,597	$10,381
4/30/23	$12,474	$11,466	$10,423
5/31/23	$12,252	$11,273	$10,228
6/30/23	$12,850	$11,701	$10,643
7/31/23	$13,853	$12,430	$11,338
8/31/23	$13,324	$11,664	$10,669
9/30/23	$13,101	$11,359	$10,560
10/31/23	$12,391	$10,918	$10,143
11/30/23	$13,365	$11,792	$10,828
12/31/23	$14,247	$12,252	$11,411
1/31/24	$14,247	$11,684	$10,997
2/29/24	$14,711	$12,239	$11,440
3/31/24	$14,842	$12,543	$11,561
4/30/24	$15,088	$12,599	$11,637
5/31/24	$15,653	$12,670	$11,756
6/30/24	$15,624	$13,170	$12,148

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	21.59%	7.64%	4.96%
Class A (including sales charge)	17.02%	6.83%	4.56%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000
Holdings Count | Holding	356	356	356	356	356	356	356
Advisory Fees Paid, Amount	$ 7,848,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154250
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Institutional Class:
Trading Symbol	PEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.91%	8.04%	5.28%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000
Holdings Count | Holding	356	356	356	356	356	356	356
Advisory Fees Paid, Amount	$ 7,848,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154251
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	I-2:
Trading Symbol	PEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	21.83%	7.89%	5.17%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000	$ 1,845,167,000
Holdings Count | Holding	356	356	356	356	356	356	356
Advisory Fees Paid, Amount	$ 7,848,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154268
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Class A:
Trading Symbol	PZRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/5/15	$9,625	$10,000	$10,000	$10,000
6/30/15	$9,490	$10,000	$9,733	$9,714
7/31/15	$9,346	$10,087	$9,706	$9,633
8/31/15	$8,633	$9,395	$8,964	$8,884
9/30/15	$8,171	$9,055	$8,548	$8,393
10/31/15	$8,730	$9,766	$9,185	$9,006
11/30/15	$8,518	$9,685	$8,995	$8,730
12/31/15	$8,244	$9,510	$8,826	$8,513
1/31/16	$7,758	$8,937	$8,225	$7,879
2/29/16	$7,641	$8,875	$8,131	$7,798
3/31/16	$8,351	$9,533	$8,792	$8,478
4/30/16	$8,759	$9,674	$9,024	$8,798
5/31/16	$8,438	$9,686	$8,871	$8,557
6/30/16	$8,419	$9,627	$8,736	$8,328
7/31/16	$8,807	$10,042	$9,168	$8,752
8/31/16	$8,875	$10,076	$9,226	$8,896
9/30/16	$9,002	$10,138	$9,340	$8,977
10/31/16	$9,089	$9,966	$9,205	$9,027
11/30/16	$9,021	$10,041	$8,992	$8,950
12/31/16	$9,283	$10,258	$9,222	$9,272
1/31/17	$9,722	$10,539	$9,549	$9,559
2/28/17	$9,761	$10,834	$9,701	$9,674
3/31/17	$9,991	$10,967	$9,947	$9,891
4/30/17	$10,120	$11,138	$10,160	$10,031
5/31/17	$10,320	$11,384	$10,490	$10,239
6/30/17	$10,409	$11,436	$10,522	$10,295
7/31/17	$10,868	$11,755	$10,910	$10,698
8/31/17	$10,948	$11,800	$10,967	$10,702
9/30/17	$11,177	$12,028	$11,171	$10,912
10/31/17	$11,357	$12,278	$11,381	$11,059
11/30/17	$11,387	$12,516	$11,474	$11,116
12/31/17	$11,655	$12,717	$11,730	$11,374
1/31/18	$12,370	$13,435	$12,383	$12,049
2/28/18	$11,738	$12,871	$11,799	$11,451
3/31/18	$11,582	$12,595	$11,591	$11,203
4/30/18	$11,759	$12,715	$11,776	$11,479
5/31/18	$11,302	$12,731	$11,504	$11,012
6/30/18	$11,002	$12,662	$11,288	$10,773
7/31/18	$11,375	$13,044	$11,558	$11,106
8/31/18	$11,002	$13,147	$11,316	$10,763
9/30/18	$11,147	$13,204	$11,368	$10,958
10/31/18	$10,328	$12,214	$10,443	$10,205
11/30/18	$10,421	$12,393	$10,542	$10,244
12/31/18	$9,888	$11,520	$10,065	$9,785
1/31/19	$10,622	$12,430	$10,825	$10,519
2/28/19	$10,697	$12,762	$11,037	$10,647
3/31/19	$10,633	$12,923	$11,103	$10,599
4/30/19	$10,846	$13,359	$11,396	$10,824
5/31/19	$10,250	$12,567	$10,784	$10,216
6/30/19	$10,793	$13,390	$11,434	$10,765
7/31/19	$10,516	$13,429	$11,295	$10,521
8/31/19	$10,207	$13,110	$10,946	$10,050
9/30/19	$10,591	$13,386	$11,228	$10,464
10/31/19	$10,942	$13,752	$11,620	$10,812
11/30/19	$11,006	$14,088	$11,722	$10,833
12/31/19	$11,415	$14,584	$12,230	$11,322
1/31/20	$10,894	$14,423	$11,901	$10,820
2/29/20	$10,022	$13,258	$10,961	$9,896
3/31/20	$8,029	$11,468	$9,374	$8,090
4/30/20	$8,516	$12,697	$10,084	$8,604
5/31/20	$8,833	$13,249	$10,414	$8,774
6/30/20	$9,173	$13,672	$10,885	$9,122
7/31/20	$9,286	$14,395	$11,370	$9,315
8/31/20	$9,739	$15,277	$11,857	$9,733
9/30/20	$9,422	$14,784	$11,565	$9,330
10/31/20	$9,207	$14,425	$11,317	$9,089
11/30/20	$10,803	$16,203	$12,839	$10,644
12/31/20	$11,575	$16,955	$13,533	$11,235
1/31/21	$11,690	$16,878	$13,562	$11,215
2/28/21	$12,371	$17,269	$13,831	$11,702
3/31/21	$12,717	$17,730	$14,006	$12,028
4/30/21	$13,017	$18,505	$14,418	$12,298
5/31/21	$13,536	$18,793	$14,869	$12,765
6/30/21	$13,248	$19,041	$14,772	$12,548
7/31/21	$13,133	$19,172	$14,529	$12,325
8/31/21	$13,190	$19,652	$14,805	$12,513
9/30/21	$12,844	$18,840	$14,331	$12,258
10/31/21	$12,959	$19,802	$14,673	$12,460
11/30/21	$12,232	$19,325	$14,012	$11,782
12/31/21	$12,930	$20,098	$14,592	$12,409
1/31/22	$13,020	$19,111	$14,054	$12,520
2/28/22	$12,697	$18,617	$13,776	$12,369
3/31/22	$12,568	$19,020	$13,798	$12,426
4/30/22	$11,882	$17,498	$12,931	$11,781
5/31/22	$12,296	$17,519	$13,024	$12,037
6/30/22	$11,145	$16,042	$11,904	$10,947
7/31/22	$11,417	$17,162	$12,311	$11,092
8/31/22	$11,081	$16,530	$11,915	$10,815
9/30/22	$10,020	$14,948	$10,724	$9,804
10/31/22	$10,551	$15,850	$11,045	$10,200
11/30/22	$11,831	$17,079	$12,349	$11,340
12/31/22	$11,712	$16,407	$12,256	$11,343
1/31/23	$12,514	$17,583	$13,251	$12,225
2/28/23	$12,233	$17,079	$12,785	$11,889
3/31/23	$12,402	$17,606	$13,098	$11,929
4/30/23	$12,697	$17,859	$13,326	$12,224
5/31/23	$12,148	$17,668	$12,841	$11,673
6/30/23	$12,880	$18,693	$13,417	$12,281
7/31/23	$13,542	$19,378	$13,963	$12,901
8/31/23	$13,148	$18,836	$13,332	$12,395
9/30/23	$12,838	$18,057	$12,911	$12,272
10/31/23	$12,331	$17,514	$12,378	$11,738
11/30/23	$13,274	$19,131	$13,493	$12,639
12/31/23	$13,925	$20,050	$14,170	$13,306
1/31/24	$13,740	$20,167	$14,030	$13,142
2/29/24	$14,033	$21,033	$14,385	$13,295
3/31/24	$14,372	$21,693	$14,834	$13,759
4/30/24	$14,233	$20,977	$14,568	$13,657
5/31/24	$14,896	$21,829	$14,991	$14,093
6/30/24	$14,387	$22,316	$14,977	$13,933

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Class A (excluding sales charge)	11.70%	5.92%	4.53%
Class A (including sales charge)	7.47%	5.10%	4.09%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000
Holdings Count | Holding	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Institutional Class:
Trading Symbol	PZRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Institutional Class	12.18%	6.29%	4.90%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000
Holdings Count | Holding	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	I-2:
Trading Symbol	PZRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
I-2	11.99%	6.23%	4.81%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000	$ 107,271,000
Holdings Count | Holding	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154275
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Class A:
Trading Symbol	PPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
6/5/15	$9,625	$10,000	$10,000
6/30/15	$9,461	$9,690	$9,666
7/31/15	$9,509	$9,891	$9,834
8/31/15	$8,835	$9,163	$9,095
9/30/15	$8,354	$8,698	$8,528
10/31/15	$8,941	$9,378	$9,156
11/30/15	$8,787	$9,232	$8,929
12/31/15	$8,533	$9,108	$8,757
1/31/16	$8,011	$8,449	$8,045
2/29/16	$7,834	$8,294	$7,889
3/31/16	$8,445	$8,834	$8,409
4/30/16	$8,849	$9,090	$8,741
5/31/16	$8,652	$9,007	$8,602
6/30/16	$8,425	$8,705	$8,175
7/31/16	$8,740	$9,146	$8,605
8/31/16	$8,790	$9,152	$8,744
9/30/16	$8,918	$9,265	$8,828
10/31/16	$8,918	$9,075	$8,849
11/30/16	$8,888	$8,895	$8,794
12/31/16	$9,200	$9,199	$9,197
1/31/17	$9,552	$9,466	$9,423
2/28/17	$9,522	$9,601	$9,488
3/31/17	$9,784	$9,865	$9,753
4/30/17	$9,935	$10,116	$9,958
5/31/17	$10,196	$10,488	$10,188
6/30/17	$10,307	$10,469	$10,219
7/31/17	$10,700	$10,771	$10,561
8/31/17	$10,730	$10,767	$10,495
9/30/17	$11,052	$11,035	$10,819
10/31/17	$11,203	$11,202	$10,903
11/30/17	$11,263	$11,320	$11,000
12/31/17	$11,455	$11,502	$11,169
1/31/18	$12,054	$12,078	$11,772
2/28/18	$11,445	$11,533	$11,213
3/31/18	$11,290	$11,325	$10,942
4/30/18	$11,507	$11,584	$11,280
5/31/18	$11,083	$11,324	$10,791
6/30/18	$10,877	$11,185	$10,654
7/31/18	$11,238	$11,461	$10,960
8/31/18	$10,887	$11,239	$10,561
9/30/18	$11,042	$11,337	$10,779
10/31/18	$10,236	$10,435	$10,064
11/30/18	$10,257	$10,421	$10,008
12/31/18	$9,650	$9,915	$9,518
1/31/19	$10,328	$10,567	$10,155
2/28/19	$10,459	$10,836	$10,324
3/31/19	$10,416	$10,905	$10,272
4/30/19	$10,645	$11,211	$10,511
5/31/19	$10,033	$10,673	$9,903
6/30/19	$10,547	$11,306	$10,430
7/31/19	$10,295	$11,163	$10,196
8/31/19	$10,066	$10,873	$9,777
9/30/19	$10,481	$11,185	$10,249
10/31/19	$10,821	$11,587	$10,618
11/30/19	$10,897	$11,717	$10,660
12/31/19	$11,210	$12,098	$11,050
1/31/20	$10,800	$11,846	$10,650
2/29/20	$9,935	$10,775	$9,642
3/31/20	$8,001	$9,337	$7,934
4/30/20	$8,422	$9,940	$8,359
5/31/20	$8,797	$10,373	$8,613
6/30/20	$9,116	$10,726	$8,920
7/31/20	$9,127	$10,976	$8,937
8/31/20	$9,708	$11,540	$9,460
9/30/20	$9,366	$11,240	$9,026
10/31/20	$9,105	$10,792	$8,663
11/30/20	$10,732	$12,464	$10,303
12/31/20	$11,409	$13,044	$10,759
1/31/21	$11,525	$12,905	$10,676
2/28/21	$12,176	$13,194	$11,184
3/31/21	$12,490	$13,498	$11,560
4/30/21	$12,688	$13,904	$11,781
5/31/21	$13,246	$14,357	$12,189
6/30/21	$12,862	$14,196	$11,908
7/31/21	$12,816	$14,303	$11,879
8/31/21	$12,793	$14,555	$12,014
9/30/21	$12,513	$14,132	$11,793
10/31/21	$12,676	$14,480	$11,981
11/30/21	$11,932	$13,806	$11,261
12/31/21	$12,618	$14,513	$11,931
1/31/22	$12,662	$13,812	$12,056
2/28/22	$12,469	$13,568	$11,892
3/31/22	$12,320	$13,655	$11,971
4/30/22	$11,649	$12,771	$11,365
5/31/22	$12,096	$12,867	$11,645
6/30/22	$11,009	$11,673	$10,486
7/31/22	$11,292	$12,255	$10,704
8/31/22	$10,785	$11,673	$10,343
9/30/22	$9,757	$10,581	$9,416
10/31/22	$10,338	$11,150	$10,023
11/30/22	$11,605	$12,406	$11,125
12/31/22	$11,480	$12,416	$11,265
1/31/23	$12,325	$13,421	$12,135
2/28/23	$12,134	$13,141	$11,965
3/31/23	$12,230	$13,467	$11,934
4/30/23	$12,485	$13,847	$12,318
5/31/23	$11,847	$13,261	$11,655
6/30/23	$12,596	$13,864	$12,310
7/31/23	$13,138	$14,313	$12,870
8/31/23	$12,804	$13,765	$12,488
9/30/23	$12,469	$13,294	$12,382
10/31/23	$12,054	$12,756	$11,838
11/30/23	$12,963	$13,939	$12,776
12/31/23	$13,528	$14,680	$13,400
1/31/24	$13,299	$14,765	$13,391
2/29/24	$13,510	$15,035	$13,415
3/31/24	$13,915	$15,529	$14,000
4/30/24	$13,668	$15,132	$13,857
5/31/24	$14,337	$15,718	$14,403
6/30/24	$13,721	$15,464	$14,002

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Class A (excluding sales charge)	8.93%	5.40%	3.99%
Class A (including sales charge)	4.82%	4.59%	3.55%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000
Holdings Count | Holding	285	285	285	285	285	285	285
Advisory Fees Paid, Amount	$ 1,485,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154271
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Institutional Class:
Trading Symbol	PPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Institutional Class	9.14%	5.75%	4.34%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000
Holdings Count | Holding	285	285	285	285	285	285	285
Advisory Fees Paid, Amount	$ 1,485,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154272
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	I-2:
Trading Symbol	PPYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
I-2	9.14%	5.65%	4.26%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

Performance Inception Date						Jun. 05, 2015
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000	$ 487,820,000
Holdings Count | Holding	285	285	285	285	285	285	285
Advisory Fees Paid, Amount	$ 1,485,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154282
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Class A:
Trading Symbol	PKAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
6/30/14	$9,627	$10,000	$10,000
7/31/14	$9,445	$9,862	$9,830
8/31/14	$9,798	$10,257	$10,191
9/30/14	$9,546	$10,113	$9,981
10/31/14	$9,748	$10,360	$10,205
11/30/14	$9,950	$10,638	$10,414
12/31/14	$9,990	$10,612	$10,478
1/31/15	$9,627	$10,293	$10,059
2/28/15	$10,141	$10,885	$10,546
3/31/15	$9,960	$10,712	$10,402
4/30/15	$10,071	$10,815	$10,499
5/31/15	$10,192	$10,954	$10,625
6/30/15	$9,950	$10,742	$10,413
7/31/15	$10,000	$10,967	$10,459
8/31/15	$9,435	$10,306	$9,836
9/30/15	$9,213	$10,051	$9,539
10/31/15	$9,849	$10,898	$10,259
11/30/15	$9,839	$10,931	$10,298
12/31/15	$9,652	$10,758	$10,077
1/31/16	$9,235	$10,225	$9,556
2/29/16	$9,266	$10,211	$9,554
3/31/16	$9,965	$10,903	$10,242
4/30/16	$10,038	$10,946	$10,457
5/31/16	$10,143	$11,142	$10,619
6/30/16	$10,216	$11,171	$10,711
7/31/16	$10,539	$11,583	$11,022
8/31/16	$10,529	$11,599	$11,107
9/30/16	$10,560	$11,602	$11,084
10/31/16	$10,320	$11,390	$10,913
11/30/16	$10,904	$11,812	$11,536
12/31/16	$11,087	$12,045	$11,824
1/31/17	$11,197	$12,274	$11,908
2/28/17	$11,538	$12,761	$12,336
3/31/17	$11,472	$12,776	$12,210
4/30/17	$11,439	$12,907	$12,188
5/31/17	$11,395	$13,089	$12,176
6/30/17	$11,527	$13,170	$12,375
7/31/17	$11,724	$13,441	$12,539
8/31/17	$11,647	$13,482	$12,393
9/30/17	$12,010	$13,760	$12,760
10/31/17	$12,196	$14,082	$12,853
11/30/17	$12,624	$14,513	$13,246
12/31/17	$12,877	$14,675	$13,440
1/31/18	$13,505	$15,515	$13,959
2/28/18	$12,982	$14,943	$13,293
3/31/18	$12,668	$14,563	$13,059
4/30/18	$12,750	$14,619	$13,102
5/31/18	$12,924	$14,971	$13,180
6/30/18	$12,994	$15,064	$13,213
7/31/18	$13,470	$15,624	$13,735
8/31/18	$13,830	$16,133	$13,938
9/30/18	$13,888	$16,225	$13,966
10/31/18	$13,086	$15,116	$13,243
11/30/18	$13,249	$15,424	$13,638
12/31/18	$11,921	$14,031	$12,329
1/31/19	$12,875	$15,156	$13,288
2/28/19	$13,260	$15,642	$13,713
3/31/19	$13,272	$15,946	$13,800
4/30/19	$13,681	$16,592	$14,289
5/31/19	$12,615	$15,538	$13,371
6/30/19	$13,545	$16,633	$14,330
7/31/19	$13,681	$16,872	$14,449
8/31/19	$13,173	$16,605	$14,024
9/30/19	$13,718	$16,915	$14,525
10/31/19	$13,941	$17,282	$14,728
11/30/19	$14,400	$17,909	$15,183
12/31/19	$14,822	$18,449	$15,601
1/31/20	$14,445	$18,442	$15,265
2/29/20	$12,964	$16,924	$13,787
3/31/20	$10,678	$14,834	$11,431
4/30/20	$11,886	$16,735	$12,716
5/31/20	$12,276	$17,532	$13,152
6/30/20	$12,406	$17,881	$13,064
7/31/20	$12,847	$18,889	$13,581
8/31/20	$13,536	$20,247	$14,142
9/30/20	$13,120	$19,478	$13,795
10/31/20	$12,925	$18,960	$13,614
11/30/20	$14,796	$21,035	$15,445
12/31/20	$15,348	$21,844	$16,037
1/31/21	$15,870	$21,623	$15,890
2/28/21	$16,393	$22,220	$16,850
3/31/21	$17,504	$23,193	$17,842
4/30/21	$17,906	$24,431	$18,555
5/31/21	$18,401	$24,601	$18,988
6/30/21	$18,415	$25,175	$18,771
7/31/21	$18,241	$25,773	$18,921
8/31/21	$18,709	$26,557	$19,296
9/30/21	$17,906	$25,322	$18,624
10/31/21	$18,415	$27,096	$19,570
11/30/21	$18,361	$26,908	$18,880
12/31/21	$19,524	$28,114	$20,072
1/31/22	$19,450	$26,659	$19,604
2/28/22	$19,110	$25,861	$19,377
3/31/22	$19,657	$26,821	$19,924
4/30/22	$18,785	$24,483	$18,800
5/31/22	$19,243	$24,527	$19,165
6/30/22	$17,026	$22,503	$17,491
7/31/22	$18,149	$24,578	$18,651
8/31/22	$17,957	$23,575	$18,095
9/30/22	$16,450	$21,404	$16,508
10/31/22	$18,829	$23,137	$18,201
11/30/22	$19,893	$24,430	$19,338
12/31/22	$18,789	$23,023	$18,559
1/31/23	$19,779	$24,469	$19,520
2/28/23	$18,997	$23,872	$18,832
3/31/23	$19,236	$24,749	$18,745
4/30/23	$19,077	$25,135	$19,028
5/31/23	$18,422	$25,244	$18,294
6/30/23	$19,619	$26,912	$19,509
7/31/23	$20,338	$27,777	$20,195
8/31/23	$20,146	$27,334	$19,650
9/30/23	$19,699	$26,031	$18,892
10/31/23	$19,220	$25,484	$18,225
11/30/23	$20,529	$27,811	$19,600
12/31/23	$21,904	$29,075	$20,686
1/31/24	$22,092	$29,563	$20,707
2/29/24	$23,032	$31,142	$21,471
3/31/24	$24,621	$32,144	$22,545
4/30/24	$22,827	$30,831	$21,581
5/31/24	$23,920	$32,360	$22,266
6/30/24	$24,074	$33,521	$22,056

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	22.70%	12.19%	9.60%
Class A (including sales charge)	18.09%	11.33%	9.18%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000
Holdings Count | Holding	148	148	148	148	148	148	148
Advisory Fees Paid, Amount	$ 3,128,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154278
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Institutional Class:
Trading Symbol	PKAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.13%	12.64%	10.00%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000
Holdings Count | Holding	148	148	148	148	148	148	148
Advisory Fees Paid, Amount	$ 3,128,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154279
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	I-2:
Trading Symbol	PKAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	23.04%	12.53%	9.90%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000	$ 1,459,971,000
Holdings Count | Holding	148	148	148	148	148	148	148
Advisory Fees Paid, Amount	$ 3,128,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154289
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Class A:
Trading Symbol	PMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index	Russell 2000® Value Index
6/30/14	$9,623	$10,000	$10,000	$10,000
7/31/14	$9,073	$9,862	$9,395	$9,395
8/31/14	$9,481	$10,257	$9,861	$9,804
9/30/14	$8,941	$10,113	$9,264	$9,142
10/31/14	$9,562	$10,360	$9,875	$9,781
11/30/14	$9,552	$10,638	$9,884	$9,735
12/31/14	$9,868	$10,612	$10,165	$10,001
1/31/15	$9,409	$10,293	$9,838	$9,585
2/28/15	$9,959	$10,885	$10,422	$10,030
3/31/15	$10,122	$10,712	$10,604	$10,200
4/30/15	$9,929	$10,815	$10,334	$9,982
5/31/15	$10,031	$10,954	$10,570	$10,064
6/30/15	$10,102	$10,742	$10,649	$10,078
7/31/15	$9,878	$10,967	$10,525	$9,800
8/31/15	$9,430	$10,306	$9,864	$9,318
9/30/15	$8,931	$10,051	$9,380	$8,996
10/31/15	$9,460	$10,898	$9,908	$9,499
11/30/15	$9,674	$10,931	$10,230	$9,769
12/31/15	$9,152	$10,758	$9,717	$9,254
1/31/16	$8,533	$10,225	$8,862	$8,633
2/29/16	$8,636	$10,211	$8,862	$8,692
3/31/16	$9,348	$10,903	$9,569	$9,412
4/30/16	$9,524	$10,946	$9,719	$9,611
5/31/16	$9,534	$11,142	$9,938	$9,788
6/30/16	$9,586	$11,171	$9,932	$9,817
7/31/16	$10,101	$11,583	$10,525	$10,347
8/31/16	$10,287	$11,599	$10,711	$10,604
9/30/16	$10,380	$11,602	$10,830	$10,688
10/31/16	$9,988	$11,390	$10,316	$10,336
11/30/16	$11,226	$11,812	$11,466	$11,708
12/31/16	$11,596	$12,045	$11,787	$12,192
1/31/17	$11,564	$12,274	$11,834	$12,105
2/28/17	$11,637	$12,761	$12,062	$12,280
3/31/17	$11,533	$12,776	$12,078	$12,176
4/30/17	$11,606	$12,907	$12,210	$12,224
5/31/17	$11,241	$13,089	$11,962	$11,843
6/30/17	$11,533	$13,170	$12,375	$12,257
7/31/17	$11,617	$13,441	$12,467	$12,335
8/31/17	$11,335	$13,482	$12,309	$12,032
9/30/17	$12,159	$13,760	$13,077	$12,884
10/31/17	$12,232	$14,082	$13,188	$12,901
11/30/17	$12,639	$14,513	$13,569	$13,274
12/31/17	$12,617	$14,675	$13,514	$13,147
1/31/18	$12,770	$15,515	$13,867	$13,309
2/28/18	$12,115	$14,943	$13,330	$12,644
3/31/18	$12,333	$14,563	$13,502	$12,800
4/30/18	$12,475	$14,619	$13,619	$13,022
5/31/18	$13,130	$14,971	$14,446	$13,780
6/30/18	$13,359	$15,064	$14,549	$13,863
7/31/18	$13,632	$15,624	$14,803	$14,108
8/31/18	$14,058	$16,133	$15,441	$14,444
9/30/18	$13,708	$16,225	$15,070	$14,086
10/31/18	$12,475	$15,116	$13,433	$12,824
11/30/18	$12,617	$15,424	$13,646	$13,031
12/31/18	$11,105	$14,031	$12,025	$11,456
1/31/19	$12,312	$15,156	$13,378	$12,709
2/28/19	$12,769	$15,642	$14,074	$13,203
3/31/19	$12,359	$15,946	$13,779	$12,822
4/30/19	$12,745	$16,592	$14,247	$13,307
5/31/19	$11,609	$15,538	$13,139	$12,220
6/30/19	$12,417	$16,633	$14,068	$12,999
7/31/19	$12,546	$16,872	$14,149	$13,020
8/31/19	$11,890	$16,605	$13,450	$12,293
9/30/19	$12,453	$16,915	$13,730	$12,924
10/31/19	$12,675	$17,282	$14,092	$13,237
11/30/19	$12,968	$17,909	$14,672	$13,547
12/31/19	$13,300	$18,449	$15,095	$14,021
1/31/20	$12,742	$18,442	$14,611	$13,265
2/29/20	$11,412	$16,924	$13,381	$11,976
3/31/20	$8,324	$14,834	$10,474	$9,021
4/30/20	$9,452	$16,735	$11,912	$10,134
5/31/20	$9,987	$17,532	$12,687	$10,425
6/30/20	$10,307	$17,881	$13,136	$10,727
7/31/20	$10,687	$18,889	$13,500	$10,948
8/31/20	$11,269	$20,247	$14,260	$11,538
9/30/20	$10,652	$19,478	$13,784	$11,001
10/31/20	$10,901	$18,960	$14,072	$11,395
11/30/20	$13,050	$21,035	$16,666	$13,595
12/31/20	$14,157	$21,844	$18,108	$14,671
1/31/21	$15,482	$21,623	$19,019	$15,443
2/28/21	$17,053	$22,220	$20,205	$16,894
3/31/21	$17,858	$23,193	$20,407	$17,777
4/30/21	$18,222	$24,431	$20,836	$18,137
5/31/21	$19,365	$24,601	$20,879	$18,701
6/30/21	$20,287	$25,175	$21,283	$18,588
7/31/21	$18,728	$25,773	$20,515	$17,923
8/31/21	$19,248	$26,557	$20,974	$18,403
9/30/21	$19,378	$25,322	$20,355	$18,034
10/31/21	$20,274	$27,096	$21,221	$18,722
11/30/21	$19,105	$26,908	$20,337	$18,082
12/31/21	$19,785	$28,114	$20,791	$18,819
1/31/22	$19,501	$26,659	$18,790	$17,722
2/28/22	$20,243	$25,861	$18,990	$18,016
3/31/22	$20,723	$26,821	$19,227	$18,368
4/30/22	$19,479	$24,483	$17,321	$16,943
5/31/22	$19,915	$24,527	$17,347	$17,268
6/30/22	$17,451	$22,503	$15,921	$15,562
7/31/22	$19,043	$24,578	$17,583	$17,069
8/31/22	$18,607	$23,575	$17,223	$16,529
9/30/22	$16,404	$21,404	$15,572	$14,845
10/31/22	$19,283	$23,137	$17,287	$16,713
11/30/22	$20,264	$24,430	$17,691	$17,224
12/31/22	$18,777	$23,023	$16,542	$16,094
1/31/23	$20,573	$24,469	$18,155	$17,630
2/28/23	$19,711	$23,872	$17,848	$17,223
3/31/23	$18,873	$24,749	$16,995	$15,988
4/30/23	$18,298	$25,135	$16,690	$15,589
5/31/23	$17,771	$25,244	$16,536	$15,283
6/30/23	$19,711	$26,912	$17,880	$16,497
7/31/23	$21,100	$27,777	$18,973	$17,742
8/31/23	$20,525	$27,334	$18,024	$16,888
9/30/23	$20,214	$26,031	$16,963	$16,009
10/31/23	$19,184	$25,484	$15,806	$15,054
11/30/23	$20,430	$27,811	$17,237	$16,409
12/31/23	$22,484	$29,075	$19,343	$18,451
1/31/24	$22,387	$29,563	$18,590	$17,613
2/29/24	$23,650	$31,142	$19,642	$18,189
3/31/24	$24,961	$32,144	$20,345	$18,986
4/30/24	$23,698	$30,831	$18,913	$17,776
5/31/24	$25,204	$32,360	$19,862	$18,608
6/30/24	$24,670	$33,521	$19,678	$18,294

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.16%	14.72%	9.87%
Class A (including sales charge)	20.47%	13.85%	9.45%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000
Holdings Count | Holding	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 2,893,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154285
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Institutional Class:
Trading Symbol	PMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.82%	15.20%	10.29%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000
Holdings Count | Holding	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 2,893,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154286
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	I-2:
Trading Symbol	PMJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	25.63%	15.08%	10.18%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000	$ 1,186,677,000
Holdings Count | Holding	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 2,893,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000182353
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Trading Symbol	MFEM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in financials contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Underweight exposure to, and security selection in, consumer discretionary contributed to relative returns, as the sector underperformed the MSCI Emerging Markets Index and the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Overweight exposure to, and security selection in, utilities contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Overweight exposure to, and security selection in, real estate detracted from relative returns, as the sector and Fund’s holdings underperformed the MSCI Emerging Markets Index.

• Underweight exposure to, and security selection in, information technology detracted from relative returns, as the sector outperformed the MSCI Emerging Markets Index and the Fund’s holdings underperformed the MSCI Emerging Markets Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	MSCI Emerging Markets Index	RAFI Dynamic Multi-Factor Emerging Markets Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$9,812	$9,965	$9,847
10/31/17	$10,052	$10,314	$10,116
11/30/17	$10,052	$10,335	$10,099
12/31/17	$10,434	$10,706	$10,502
1/31/18	$11,163	$11,598	$11,235
2/28/18	$10,654	$11,063	$10,767
3/31/18	$10,534	$10,858	$10,547
4/30/18	$10,367	$10,810	$10,476
5/31/18	$10,003	$10,427	$10,085
6/30/18	$9,601	$9,993	$9,673
7/31/18	$9,993	$10,213	$10,059
8/31/18	$9,670	$9,937	$9,735
9/30/18	$9,795	$9,884	$9,870
10/31/18	$9,027	$9,023	$9,083
11/30/18	$9,271	$9,395	$9,315
12/31/18	$9,105	$9,146	$9,156
1/31/19	$9,798	$9,947	$9,824
2/28/19	$9,707	$9,969	$9,775
3/31/19	$9,716	$10,053	$9,778
4/30/19	$9,879	$10,265	$9,950
5/31/19	$9,502	$9,520	$9,578
6/30/19	$10,036	$10,114	$10,107
7/31/19	$9,790	$9,990	$9,922
8/31/19	$9,382	$9,503	$9,472
9/30/19	$9,598	$9,685	$9,689
10/31/19	$9,897	$10,093	$10,006
11/30/19	$9,814	$10,079	$9,921
12/31/19	$10,470	$10,831	$10,559
1/31/20	$9,836	$10,326	$9,990
2/29/20	$9,130	$9,782	$9,167
3/31/20	$7,393	$8,275	$7,497
4/30/20	$8,158	$9,033	$8,281
5/31/20	$8,438	$9,102	$8,489
6/30/20	$8,850	$9,771	$8,926
7/31/20	$9,587	$10,645	$9,723
8/31/20	$9,673	$10,880	$9,812
9/30/20	$9,579	$10,705	$9,680
10/31/20	$9,630	$10,926	$9,738
11/30/20	$10,654	$11,936	$10,803
12/31/20	$11,728	$12,814	$11,929
1/31/21	$12,017	$13,207	$12,264
2/28/21	$12,276	$13,308	$12,514
3/31/21	$12,440	$13,107	$12,643
4/30/21	$12,885	$13,433	$13,213
5/31/21	$13,230	$13,745	$13,675
6/30/21	$13,412	$13,768	$13,699
7/31/21	$12,956	$12,842	$13,235
8/31/21	$13,238	$13,178	$13,594
9/30/21	$12,839	$12,654	$13,269
10/31/21	$12,940	$12,779	$13,243
11/30/21	$12,332	$12,258	$12,667
12/31/21	$13,032	$12,488	$13,447
1/31/22	$12,842	$12,252	$13,135
2/28/22	$12,169	$11,886	$12,649
3/31/22	$11,838	$11,617	$12,341
4/30/22	$11,201	$10,971	$11,744
5/31/22	$11,325	$11,019	$11,821
6/30/22	$10,327	$10,287	$10,705
7/31/22	$10,436	$10,262	$10,810
8/31/22	$10,453	$10,305	$10,942
9/30/22	$9,468	$9,097	$9,907
10/31/22	$9,501	$8,814	$9,880
11/30/22	$10,734	$10,121	$11,111
12/31/22	$10,502	$9,979	$10,961
1/31/23	$11,145	$10,767	$11,578
2/28/23	$10,598	$10,069	$11,061
3/31/23	$10,863	$10,374	$11,321
4/30/23	$10,953	$10,256	$11,410
5/31/23	$10,669	$10,084	$11,142
6/30/23	$11,152	$10,467	$11,613
7/31/23	$11,916	$11,119	$12,445
8/31/23	$11,261	$10,434	$11,781
9/30/23	$11,102	$10,161	$11,634
10/31/23	$10,605	$9,766	$11,077
11/30/23	$11,475	$10,548	$12,042
12/31/23	$12,009	$10,960	$12,662
1/31/24	$11,652	$10,451	$12,305
2/29/24	$12,115	$10,948	$12,791
3/31/24	$12,240	$11,219	$12,934
4/30/24	$12,259	$11,270	$13,006
5/31/24	$12,675	$11,333	$13,351
6/30/24	$12,934	$11,780	$13,687

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	15.97%	5.20%	3.84%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at Market Price)	14.75%	5.23%	3.79%
MSCI Emerging Markets Index	12.55%	3.10%	2.43%
RAFI Dynamic Multi-Factor Emerging Markets Index	17.86%	6.25%	4.70%

Performance Inception Date					Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 105,002,000	$ 105,002,000	$ 105,002,000	$ 105,002,000	$ 105,002,000	$ 105,002,000	$ 105,002,000
Holdings Count | Holding	776	776	776	776	776	776	776
Advisory Fees Paid, Amount	$ 450,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$105,002
# of Portfolio Holdings	776
Portfolio Turnover Rate	39%
Total Net Management Fees Paid During the Reporting Period	$450
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
China	25.0%
Taiwan	20.7%
India	16.8%
South Korea	13.1%
Brazil	5.4%
South Africa	2.8%
Thailand	2.3%
Saudi Arabia	2.0%
Malaysia	1.8%
Hong Kong	1.8%
Mexico	1.6%
Turkey	1.5%
Indonesia	0.9%
Poland	0.8%
Other Countries	3.5%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Material Fund Change [Text Block]
C000182354
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Trading Symbol	MFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in consumer staples contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Index.

• Overweight exposure to, and security selection in, industrials contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI EAFE Index.

• Security selection in consumer discretionary contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE

    Index.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Index.

• Security selection in communication services detracted from relative returns, as the Fund’s holdings underperformed the MSCI EAFE

    Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the MSCI EAFE Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	MSCI EAFE Index	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,276	$10,314	$10,364
10/31/17	$10,440	$10,470	$10,528
11/30/17	$10,544	$10,580	$10,659
12/31/17	$10,716	$10,750	$10,873
1/31/18	$11,220	$11,289	$11,368
2/28/18	$10,664	$10,779	$10,867
3/31/18	$10,600	$10,585	$10,674
4/30/18	$10,777	$10,827	$10,950
5/31/18	$10,596	$10,584	$10,754
6/30/18	$10,422	$10,454	$10,580
7/31/18	$10,647	$10,712	$10,781
8/31/18	$10,440	$10,505	$10,591
9/30/18	$10,558	$10,596	$10,702
10/31/18	$9,759	$9,753	$9,892
11/30/18	$9,772	$9,740	$9,874
12/31/18	$9,263	$9,267	$9,380
1/31/19	$9,876	$9,876	$10,005
2/28/19	$10,045	$10,128	$10,199
3/31/19	$10,128	$10,192	$10,267
4/30/19	$10,294	$10,479	$10,419
5/31/19	$9,858	$9,975	$9,997
6/30/19	$10,361	$10,567	$10,513
7/31/19	$10,172	$10,433	$10,409
8/31/19	$10,096	$10,163	$10,253
9/30/19	$10,360	$10,454	$10,514
10/31/19	$10,673	$10,830	$10,858
11/30/19	$10,791	$10,952	$10,966
12/31/19	$11,087	$11,308	$11,303
1/31/20	$10,852	$11,071	$11,115
2/29/20	$9,982	$10,071	$10,082
3/31/20	$8,468	$8,726	$8,646
4/30/20	$9,049	$9,290	$9,260
5/31/20	$9,555	$9,695	$9,695
6/30/20	$9,808	$10,025	$9,951
7/31/20	$10,067	$10,259	$10,256
8/31/20	$10,533	$10,786	$10,766
9/30/20	$10,356	$10,506	$10,554
10/31/20	$10,006	$10,086	$10,196
11/30/20	$11,289	$11,650	$11,583
12/31/20	$11,889	$12,191	$12,166
1/31/21	$11,758	$12,061	$12,097
2/28/21	$11,989	$12,332	$12,309
3/31/21	$12,327	$12,616	$12,650
4/30/21	$12,654	$12,995	$12,999
5/31/21	$13,146	$13,419	$13,478
6/30/21	$12,928	$13,268	$13,251
7/31/21	$12,998	$13,368	$13,287
8/31/21	$13,192	$13,604	$13,523
9/30/21	$12,880	$13,209	$13,271
10/31/21	$13,206	$13,534	$13,520
11/30/21	$12,562	$12,904	$12,836
12/31/21	$13,193	$13,565	$13,515
1/31/22	$13,028	$12,909	$13,226
2/28/22	$12,804	$12,681	$13,161
3/31/22	$12,750	$12,762	$13,194
4/30/22	$12,094	$11,937	$12,506
5/31/22	$12,436	$12,026	$12,758
6/30/22	$11,299	$10,910	$11,538
7/31/22	$11,713	$11,454	$11,939
8/31/22	$11,190	$10,910	$11,528
9/30/22	$10,113	$9,889	$10,400
10/31/22	$10,710	$10,421	$10,979
11/30/22	$11,939	$11,595	$12,032
12/31/22	$11,824	$11,604	$12,100
1/31/23	$12,663	$12,544	$12,912
2/28/23	$12,428	$12,282	$12,768
3/31/23	$12,681	$12,587	$12,955
4/30/23	$13,014	$12,942	$13,294
5/31/23	$12,402	$12,394	$12,624
6/30/23	$13,019	$12,958	$13,264
7/31/23	$13,441	$13,378	$13,745
8/31/23	$13,047	$12,865	$13,338
9/30/23	$12,667	$12,426	$12,966
10/31/23	$12,233	$11,922	$12,401
11/30/23	$13,207	$13,028	$13,487
12/31/23	$13,851	$13,721	$14,163
1/31/24	$13,760	$13,800	$14,210
2/29/24	$14,027	$14,052	$14,343
3/31/24	$14,541	$14,514	$14,897
4/30/24	$14,111	$14,143	$14,498
5/31/24	$14,814	$14,690	$15,062
6/30/24	$14,426	$14,453	$14,740

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	10.81%	6.85%	5.51%
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at Market Price)	10.82%	6.90%	5.47%
MSCI EAFE Index	11.54%	6.46%	5.54%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	11.13%	6.99%	5.84%

Performance Inception Date					Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 253,544,000	$ 253,544,000	$ 253,544,000	$ 253,544,000	$ 253,544,000	$ 253,544,000	$ 253,544,000
Holdings Count | Holding	1,185	1,185	1,185	1,185	1,185	1,185	1,185
Advisory Fees Paid, Amount	$ 779,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$253,544
# of Portfolio Holdings	1,185
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$779
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	23.7%
United Kingdom	14.7%
Canada	8.0%
France	7.7%
Switzerland	7.3%
Germany	6.6%
Australia	5.1%
Netherlands	4.6%
Spain	3.8%
Italy	3.2%
Sweden	2.8%
Denmark	2.6%
Singapore	1.5%
Ireland	1.3%
Other Countries	6.6%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000182355
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
Trading Symbol	MFUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in healthcare contributed to relative returns, as the Fund’s holdings outperformed the S&P 500 Index ("S&P 500").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the S&P 500.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the S&P 500 and the Fund’s holdings outperformed the S&P 500.

• Underweight exposure to, and security selection in, information technology detracted from relative returns, as the sector outperformed the S&P 500 and the Fund’s holdings underperformed the S&P 500.

• Overweight exposure to consumer staples detracted from relative returns, as the sector underperformed the S&P 500.

• Underweight exposure to, and security selection in, communication services detracted from relative returns, as the sector outperformed the S&P 500 and the Fund’s holdings underperformed the S&P 500.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	S&P 500 Index	RAFI Dynamic Multi-Factor U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,332	$10,265	$10,392
10/31/17	$10,516	$10,505	$10,580
11/30/17	$10,940	$10,827	$11,013
12/31/17	$11,111	$10,947	$11,194
1/31/18	$11,721	$11,574	$11,810
2/28/18	$11,240	$11,147	$11,328
3/31/18	$11,030	$10,864	$11,114
4/30/18	$11,103	$10,906	$11,196
5/31/18	$11,334	$11,168	$11,431
6/30/18	$11,443	$11,237	$11,544
7/31/18	$11,746	$11,655	$11,855
8/31/18	$12,092	$12,035	$12,209
9/30/18	$12,153	$12,104	$12,274
10/31/18	$11,317	$11,276	$11,428
11/30/18	$11,472	$11,506	$11,587
12/31/18	$10,379	$10,467	$10,487
1/31/19	$11,174	$11,306	$11,293
2/28/19	$11,524	$11,669	$11,649
3/31/19	$11,660	$11,896	$11,795
4/30/19	$11,969	$12,377	$12,111
5/31/19	$11,312	$11,591	$11,449
6/30/19	$12,073	$12,408	$12,225
7/31/19	$12,222	$12,586	$12,380
8/31/19	$12,201	$12,387	$12,360
9/30/19	$12,450	$12,619	$12,618
10/31/19	$12,513	$12,892	$12,683
11/30/19	$12,845	$13,360	$13,027
12/31/19	$13,103	$13,763	$13,291
1/31/20	$12,910	$13,758	$13,099
2/29/20	$11,756	$12,625	$11,928
3/31/20	$9,929	$11,066	$10,062
4/30/20	$11,083	$12,484	$11,246
5/31/20	$11,650	$13,079	$11,820
6/30/20	$11,739	$13,339	$11,913
7/31/20	$12,314	$14,091	$12,506
8/31/20	$13,051	$15,104	$13,264
9/30/20	$12,698	$14,530	$12,905
10/31/20	$12,450	$14,144	$12,660
11/30/20	$13,982	$15,692	$14,225
12/31/20	$14,485	$16,295	$14,747
1/31/21	$14,434	$16,131	$14,697
2/28/21	$14,918	$16,576	$15,197
3/31/21	$15,579	$17,301	$15,875
4/30/21	$16,211	$18,225	$16,526
5/31/21	$16,598	$18,352	$16,928
6/30/21	$16,783	$18,781	$17,124
7/31/21	$16,791	$19,227	$17,137
8/31/21	$17,115	$19,811	$17,476
9/30/21	$16,597	$18,890	$16,946
10/31/21	$17,454	$20,213	$17,829
11/30/21	$17,138	$20,073	$17,507
12/31/21	$17,953	$20,973	$18,352
1/31/22	$17,435	$19,888	$17,822
2/28/22	$17,305	$19,292	$17,693
3/31/22	$17,931	$20,008	$18,343
4/30/22	$17,066	$18,264	$17,464
5/31/22	$17,350	$18,297	$17,761
6/30/22	$15,834	$16,787	$16,199
7/31/22	$16,816	$18,335	$17,215
8/31/22	$16,456	$17,587	$16,847
9/30/22	$15,003	$15,967	$15,355
10/31/22	$16,904	$17,260	$17,318
11/30/22	$17,796	$18,224	$18,235
12/31/22	$16,943	$17,174	$17,360
1/31/23	$17,668	$18,254	$18,101
2/28/23	$17,108	$17,808	$17,535
3/31/23	$17,032	$18,462	$17,457
4/30/23	$17,116	$18,750	$17,545
5/31/23	$16,429	$18,832	$16,841
6/30/23	$17,608	$20,076	$18,055
7/31/23	$18,164	$20,721	$18,626
8/31/23	$17,886	$20,391	$18,354
9/30/23	$17,221	$19,419	$17,671
10/31/23	$16,694	$19,011	$17,133
11/30/23	$17,989	$20,747	$18,469
12/31/23	$19,014	$21,689	$19,531
1/31/24	$19,418	$22,054	$19,951
2/29/24	$20,493	$23,231	$21,056
3/31/24	$21,386	$23,979	$21,976
4/30/24	$20,276	$22,999	$20,840
5/31/24	$21,113	$24,140	$21,702
6/30/24	$21,582	$25,006	$22,189

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	22.57%	12.32%	11.92%
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at Market Price)	22.39%	12.31%	11.91%
S&P 500 Index	24.56%	15.05%	14.35%
RAFI Dynamic Multi-Factor U.S. Index	22.90%	12.66%	12.37%

Performance Inception Date					Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 147,940,000	$ 147,940,000	$ 147,940,000	$ 147,940,000	$ 147,940,000	$ 147,940,000	$ 147,940,000
Holdings Count | Holding	813	813	813	813	813	813	813
Advisory Fees Paid, Amount	$ 380,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$147,940
# of Portfolio Holdings	813
Portfolio Turnover Rate	41%
Total Net Management Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Consumer Staples	17.7%
Financials	17.6%
Information Technology	16.2%
Health Care	13.6%
Industrials	11.9%
Communication Services	7.7%
Energy	6.1%
Materials	3.5%
Consumer Discretionary	2.6%
Real Estate	1.7%
Utilities	0.9%
Short-Term Instruments	0.5%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Material Fund Change [Text Block]
C000215599
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI ESG U.S. ETF
Trading Symbol	RAFE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in financials contributed to relative returns, as the Fund’s holdings outperformed the S&P 500 Index.

• Underweight exposure to the utilities sector contributed to relative returns, as the sector underperformed the S&P 500 Index.

• No exposure to the energy sector contributed to relative returns, as the sector underperformed the S&P 500 Index.

• Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the S&P

   500 Index.

• Overweight exposure to, and security selection in, the healthcare sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the S&P 500 Index.

• Security selection in the communication services sector detracted from relative returns, as the Fund’s holdings underperformed the

    S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO RAFI ESG U.S. ETF (at NAV)	S&P 500 Index	RAFI ESG US Index
12/18/19	$10,000	$10,000	$10,000
12/31/19	$10,100	$10,126	$10,087
1/31/20	$9,796	$10,122	$9,787
2/29/20	$8,859	$9,288	$8,850
3/31/20	$7,510	$8,141	$7,499
4/30/20	$8,335	$9,185	$8,325
5/31/20	$8,650	$9,622	$8,647
6/30/20	$8,658	$9,814	$8,656
7/31/20	$8,931	$10,367	$8,932
8/31/20	$9,375	$11,112	$9,381
9/30/20	$9,180	$10,690	$9,186
10/31/20	$8,979	$10,406	$8,987
11/30/20	$10,216	$11,545	$10,234
12/31/20	$10,647	$11,989	$10,670
1/31/21	$10,655	$11,868	$10,681
2/28/21	$11,223	$12,195	$11,256
3/31/21	$12,010	$12,729	$12,055
4/30/21	$12,432	$13,408	$12,483
5/31/21	$12,791	$13,502	$12,848
6/30/21	$12,696	$13,817	$12,755
7/31/21	$12,833	$14,145	$12,896
8/31/21	$13,090	$14,575	$13,156
9/30/21	$12,596	$13,898	$12,663
10/31/21	$13,291	$14,871	$13,368
11/30/21	$13,083	$14,768	$13,158
12/31/21	$13,866	$15,430	$13,956
1/31/22	$13,481	$14,632	$13,570
2/28/22	$13,025	$14,193	$13,109
3/31/22	$13,180	$14,720	$13,273
4/30/22	$12,415	$13,437	$12,500
5/31/22	$12,600	$13,461	$12,693
6/30/22	$11,588	$12,350	$11,668
7/31/22	$12,229	$13,489	$12,319
8/31/22	$11,786	$12,939	$11,873
9/30/22	$10,725	$11,747	$10,800
10/31/22	$11,870	$12,698	$11,966
11/30/22	$12,626	$13,408	$12,736
12/31/22	$11,947	$12,636	$12,050
1/31/23	$12,545	$13,429	$12,650
2/28/23	$12,156	$13,102	$12,256
3/31/23	$12,362	$13,583	$12,473
4/30/23	$12,512	$13,795	$12,627
5/31/23	$12,310	$13,855	$12,424
6/30/23	$13,058	$14,770	$13,187
7/31/23	$13,468	$15,245	$13,604
8/31/23	$13,057	$15,002	$13,193
9/30/23	$12,557	$14,287	$12,688
10/31/23	$12,353	$13,986	$12,485
11/30/23	$13,468	$15,264	$13,603
12/31/23	$14,183	$15,957	$14,331
1/31/24	$14,323	$16,225	$14,476
2/29/24	$14,903	$17,092	$15,062
3/31/24	$15,496	$17,642	$15,668
4/30/24	$14,563	$16,921	$14,728
5/31/24	$15,132	$17,760	$15,312
6/30/24	$15,430	$18,397	$15,620

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	18.17%	10.04%
PIMCO RAFI ESG U.S. ETF (at Market Price)	18.13%	9.95%
S&P 500 Index	24.56%	14.38%
RAFI ESG US Index	18.44%	10.33%

Performance Inception Date				Dec. 18, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 52,835,000	$ 52,835,000	$ 52,835,000	$ 52,835,000	$ 52,835,000	$ 52,835,000	$ 52,835,000
Holdings Count | Holding	246	246	246	246	246	246	246
Advisory Fees Paid, Amount	$ 124,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$52,835
# of Portfolio Holdings	246
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$124
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	31.0%
Health Care	18.8%
Financials	15.6%
Consumer Staples	14.1%
Communication Services	7.9%
Industrials	4.7%
Materials	4.2%
Real Estate	2.2%
Consumer Discretionary	0.6%
Short-Term Instruments	0.6%
Utilities	0.3%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Material Fund Change [Text Block]
C000150047
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2025 Fund
Class Name	Class A:
Trading Symbol	PPZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2025 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,603	$9,600	$9,902
2/28/15	$9,745	$10,152	$10,243
3/31/15	$9,669	$9,991	$10,188
4/30/15	$9,745	$10,087	$10,276
5/31/15	$9,669	$10,217	$10,318
6/30/15	$9,468	$10,019	$10,146
7/31/15	$9,506	$10,229	$10,256
8/31/15	$9,108	$9,612	$9,813
9/30/15	$8,943	$9,374	$9,627
10/31/15	$9,285	$10,164	$10,087
11/30/15	$9,209	$10,195	$10,086
12/31/15	$9,074	$10,034	$9,920
1/31/16	$8,862	$9,536	$9,611
2/29/16	$8,852	$9,523	$9,593
3/31/16	$9,340	$10,169	$10,082
4/30/16	$9,446	$10,209	$10,157
5/31/16	$9,456	$10,392	$10,230
6/30/16	$9,610	$10,419	$10,284
7/31/16	$9,893	$10,803	$10,553
8/31/16	$9,923	$10,818	$10,572
9/30/16	$9,957	$10,820	$10,604
10/31/16	$9,811	$10,623	$10,434
11/30/16	$9,752	$11,016	$10,532
12/31/16	$9,869	$11,234	$10,695
1/31/17	$10,037	$11,447	$10,855
2/28/17	$10,245	$11,902	$11,065
3/31/17	$10,283	$11,915	$11,132
4/30/17	$10,392	$12,038	$11,255
5/31/17	$10,511	$12,207	$11,391
6/30/17	$10,557	$12,283	$11,443
7/31/17	$10,735	$12,536	$11,620
8/31/17	$10,815	$12,574	$11,644
9/30/17	$10,914	$12,834	$11,811
10/31/17	$11,044	$13,133	$11,960
11/30/17	$11,183	$13,536	$12,139
12/31/17	$11,337	$13,687	$12,251
1/31/18	$11,629	$14,470	$12,578
2/28/18	$11,267	$13,937	$12,227
3/31/18	$11,226	$13,583	$12,137
4/30/18	$11,216	$13,635	$12,179
5/31/18	$11,246	$13,963	$12,301
6/30/18	$11,228	$14,049	$12,287
7/31/18	$11,390	$14,572	$12,498
8/31/18	$11,450	$15,047	$12,636
9/30/18	$11,418	$15,132	$12,622
10/31/18	$10,902	$14,098	$12,008
11/30/18	$11,023	$14,385	$12,155
12/31/18	$10,656	$13,086	$11,636
1/31/19	$11,198	$14,135	$12,253
2/28/19	$11,334	$14,589	$12,471
3/31/19	$11,540	$14,872	$12,610
4/30/19	$11,718	$15,475	$12,872
5/31/19	$11,487	$14,491	$12,467
6/30/19	$11,906	$15,513	$12,988
7/31/19	$11,937	$15,736	$13,039
8/31/19	$12,011	$15,486	$12,970
9/30/19	$12,100	$15,776	$13,122
10/31/19	$12,248	$16,118	$13,322
11/30/19	$12,407	$16,703	$13,519
12/31/19	$12,625	$17,207	$13,774
1/31/20	$12,722	$17,200	$13,755
2/29/20	$12,356	$15,784	$13,156
3/31/20	$11,212	$13,835	$11,994
4/30/20	$11,978	$15,608	$12,850
5/31/20	$12,334	$16,352	$13,230
6/30/20	$12,606	$16,677	$13,462
7/31/20	$13,113	$17,617	$13,907
8/31/20	$13,491	$18,883	$14,303
9/30/20	$13,254	$18,166	$14,054
10/31/20	$13,092	$17,683	$13,890
11/30/20	$14,042	$19,618	$14,907
12/31/20	$14,457	$20,373	$15,320
1/31/21	$14,423	$20,167	$15,277
2/28/21	$14,491	$20,723	$15,467
3/31/21	$14,598	$21,631	$15,684
4/30/21	$15,041	$22,785	$16,107
5/31/21	$15,211	$22,944	$16,256
6/30/21	$15,402	$23,480	$16,380
7/31/21	$15,573	$24,038	$16,509
8/31/21	$15,768	$24,769	$16,728
9/30/21	$15,322	$23,617	$16,325
10/31/21	$15,746	$25,271	$16,769
11/30/21	$15,597	$25,096	$16,552
12/31/21	$15,965	$26,221	$16,954
1/31/22	$15,412	$24,864	$16,326
2/28/22	$15,082	$24,120	$16,102
3/31/22	$15,065	$25,015	$16,135
4/30/22	$14,170	$22,834	$15,251
5/31/22	$14,123	$22,876	$15,311
6/30/22	$13,287	$20,987	$14,513
7/31/22	$13,937	$22,922	$15,211
8/31/22	$13,476	$21,988	$14,788
9/30/22	$12,416	$19,963	$13,850
10/31/22	$12,724	$21,579	$14,310
11/30/22	$13,578	$22,785	$15,034
12/31/22	$13,212	$21,472	$14,728
1/31/23	$13,968	$22,821	$15,438
2/28/23	$13,541	$22,264	$15,128
3/31/23	$13,872	$23,082	$15,423
4/30/23	$13,970	$23,442	$15,568
5/31/23	$13,761	$23,544	$15,395
6/30/23	$14,139	$25,100	$15,812
7/31/23	$14,385	$25,906	$16,095
8/31/23	$14,066	$25,493	$15,846
9/30/23	$13,537	$24,278	$15,369
10/31/23	$13,191	$23,768	$15,039
11/30/23	$14,068	$25,938	$15,976
12/31/23	$14,713	$27,116	$16,641
1/31/24	$14,663	$27,572	$16,657
2/29/24	$14,801	$29,044	$16,888
3/31/24	$15,071	$29,979	$17,213
4/30/24	$14,578	$28,754	$16,779
5/31/24	$15,021	$30,180	$17,238
6/30/24	$15,181	$31,263	$17,438

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	7.36%	4.98%	5.12%
Class A (including sales charge)	1.45%	3.80%	4.49%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2025 Index	10.29%	6.07%	6.03%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000
Holdings Count | Holding	23	23	23	23	23	23	23
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$463,549
# of Portfolio Holdings	23
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	61.8%
Mutual Funds	37.5%
Short-Term Instruments	0.1%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150043
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2025 Fund
Class Name	Institutional Class:
Trading Symbol	PPZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	7.87%	5.48%	5.63%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2025 Index	10.29%	6.07%	6.03%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000	$ 463,549,000
Holdings Count | Holding	23	23	23	23	23	23	23
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$463,549
# of Portfolio Holdings	23
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	61.8%
Mutual Funds	37.5%
Short-Term Instruments	0.1%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150054
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2030 Fund
Class Name	Class A:
Trading Symbol	PBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,584	$9,600	$9,876
2/28/15	$9,754	$10,152	$10,257
3/31/15	$9,669	$9,991	$10,195
4/30/15	$9,773	$10,087	$10,294
5/31/15	$9,698	$10,217	$10,343
6/30/15	$9,477	$10,019	$10,163
7/31/15	$9,496	$10,229	$10,278
8/31/15	$9,041	$9,612	$9,792
9/30/15	$8,851	$9,374	$9,585
10/31/15	$9,250	$10,164	$10,087
11/30/15	$9,155	$10,195	$10,090
12/31/15	$9,009	$10,034	$9,909
1/31/16	$8,768	$9,536	$9,560
2/29/16	$8,739	$9,523	$9,532
3/31/16	$9,323	$10,169	$10,060
4/30/16	$9,420	$10,209	$10,139
5/31/16	$9,439	$10,392	$10,220
6/30/16	$9,585	$10,419	$10,263
7/31/16	$9,896	$10,803	$10,555
8/31/16	$9,925	$10,818	$10,577
9/30/16	$9,965	$10,820	$10,610
10/31/16	$9,800	$10,623	$10,429
11/30/16	$9,781	$11,016	$10,558
12/31/16	$9,927	$11,234	$10,736
1/31/17	$10,115	$11,447	$10,911
2/28/17	$10,353	$11,902	$11,138
3/31/17	$10,393	$11,915	$11,214
4/30/17	$10,512	$12,038	$11,343
5/31/17	$10,651	$12,207	$11,490
6/30/17	$10,701	$12,283	$11,551
7/31/17	$10,909	$12,536	$11,750
8/31/17	$10,979	$12,574	$11,768
9/30/17	$11,106	$12,834	$11,967
10/31/17	$11,256	$13,133	$12,141
11/30/17	$11,415	$13,536	$12,350
12/31/17	$11,575	$13,687	$12,474
1/31/18	$11,928	$14,470	$12,871
2/28/18	$11,514	$13,937	$12,470
3/31/18	$11,454	$13,583	$12,356
4/30/18	$11,454	$13,635	$12,412
5/31/18	$11,514	$13,963	$12,548
6/30/18	$11,488	$14,049	$12,529
7/31/18	$11,701	$14,572	$12,778
8/31/18	$11,781	$15,047	$12,932
9/30/18	$11,759	$15,132	$12,924
10/31/18	$11,150	$14,098	$12,200
11/30/18	$11,292	$14,385	$12,366
12/31/18	$10,799	$13,086	$11,727
1/31/19	$11,440	$14,135	$12,435
2/28/19	$11,608	$14,589	$12,692
3/31/19	$11,827	$14,872	$12,828
4/30/19	$12,060	$15,475	$13,138
5/31/19	$11,711	$14,491	$12,627
6/30/19	$12,209	$15,513	$13,226
7/31/19	$12,252	$15,736	$13,280
8/31/19	$12,252	$15,486	$13,149
9/30/19	$12,381	$15,776	$13,341
10/31/19	$12,573	$16,118	$13,575
11/30/19	$12,766	$16,703	$13,809
12/31/19	$13,039	$17,207	$14,116
1/31/20	$13,082	$17,200	$14,053
2/29/20	$12,560	$15,784	$13,305
3/31/20	$11,188	$13,835	$11,945
4/30/20	$12,048	$15,608	$12,911
5/31/20	$12,462	$16,352	$13,348
6/30/20	$12,747	$16,677	$13,611
7/31/20	$13,270	$17,617	$14,105
8/31/20	$13,727	$18,883	$14,593
9/30/20	$13,445	$18,166	$14,294
10/31/20	$13,270	$17,683	$14,105
11/30/20	$14,349	$19,618	$15,303
12/31/20	$14,826	$20,373	$15,797
1/31/21	$14,793	$20,167	$15,755
2/28/21	$14,938	$20,723	$16,019
3/31/21	$15,095	$21,631	$16,309
4/30/21	$15,605	$22,785	$16,807
5/31/21	$15,797	$22,944	$16,984
6/30/21	$16,002	$23,480	$17,110
7/31/21	$16,173	$24,038	$17,238
8/31/21	$16,413	$24,769	$17,507
9/30/21	$15,885	$23,617	$17,032
10/31/21	$16,412	$25,271	$17,570
11/30/21	$16,217	$25,096	$17,293
12/31/21	$16,662	$26,221	$17,789
1/31/22	$16,028	$24,864	$17,067
2/28/22	$15,664	$24,120	$16,817
3/31/22	$15,721	$25,015	$16,912
4/30/22	$14,698	$22,834	$15,905
5/31/22	$14,663	$22,876	$15,969
6/30/22	$13,694	$20,987	$15,015
7/31/22	$14,449	$22,922	$15,833
8/31/22	$13,930	$21,988	$15,350
9/30/22	$12,758	$19,963	$14,267
10/31/22	$13,184	$21,579	$14,848
11/30/22	$14,130	$22,785	$15,683
12/31/22	$13,695	$21,472	$15,305
1/31/23	$14,544	$22,821	$16,129
2/28/23	$14,083	$22,264	$15,781
3/31/23	$14,427	$23,082	$16,097
4/30/23	$14,561	$23,442	$16,264
5/31/23	$14,329	$23,544	$16,065
6/30/23	$14,831	$25,100	$16,611
7/31/23	$15,149	$25,906	$16,971
8/31/23	$14,770	$25,493	$16,672
9/30/23	$14,195	$24,278	$16,116
10/31/23	$13,803	$23,768	$15,731
11/30/23	$14,783	$25,938	$16,812
12/31/23	$15,506	$27,116	$17,569
1/31/24	$15,443	$27,572	$17,583
2/29/24	$15,705	$29,044	$17,927
3/31/24	$16,047	$29,979	$18,318
4/30/24	$15,497	$28,754	$17,805
5/31/24	$16,022	$30,180	$18,352
6/30/24	$16,213	$31,263	$18,579

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	9.31%	5.84%	5.85%
Class A (including sales charge)	3.28%	4.64%	5.22%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2030 Index	11.85%	7.03%	6.74%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000
Holdings Count | Holding	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 57,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$619,096
# of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	51.1%
Affiliated Investments	48.4%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150050
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2030 Fund
Class Name	Institutional Class:
Trading Symbol	PBPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	9.88%	6.34%	6.36%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2030 Index	11.85%	7.03%	6.74%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000	$ 619,096,000
Holdings Count | Holding	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 57,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$619,096
# of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	51.1%
Affiliated Investments	48.4%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150061
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2035 Fund
Class Name	Class A:
Trading Symbol	PDGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,546	$9,600	$9,850
2/28/15	$9,773	$10,152	$10,269
3/31/15	$9,679	$9,991	$10,201
4/30/15	$9,811	$10,087	$10,310
5/31/15	$9,735	$10,217	$10,366
6/30/15	$9,513	$10,019	$10,178
7/31/15	$9,523	$10,229	$10,297
8/31/15	$9,001	$9,612	$9,773
9/30/15	$8,790	$9,374	$9,546
10/31/15	$9,236	$10,164	$10,087
11/30/15	$9,141	$10,195	$10,092
12/31/15	$8,986	$10,034	$9,899
1/31/16	$8,679	$9,536	$9,512
2/29/16	$8,650	$9,523	$9,475
3/31/16	$9,287	$10,169	$10,037
4/30/16	$9,373	$10,209	$10,121
5/31/16	$9,402	$10,392	$10,208
6/30/16	$9,533	$10,419	$10,240
7/31/16	$9,842	$10,803	$10,554
8/31/16	$9,861	$10,818	$10,580
9/30/16	$9,899	$10,820	$10,615
10/31/16	$9,735	$10,623	$10,423
11/30/16	$9,755	$11,016	$10,582
12/31/16	$9,926	$11,234	$10,775
1/31/17	$10,112	$11,447	$10,965
2/28/17	$10,367	$11,902	$11,209
3/31/17	$10,416	$11,915	$11,293
4/30/17	$10,534	$12,038	$11,429
5/31/17	$10,681	$12,207	$11,586
6/30/17	$10,740	$12,283	$11,657
7/31/17	$10,956	$12,536	$11,880
8/31/17	$11,025	$12,574	$11,891
9/30/17	$11,167	$12,834	$12,121
10/31/17	$11,334	$13,133	$12,317
11/30/17	$11,511	$13,536	$12,554
12/31/17	$11,669	$13,687	$12,691
1/31/18	$12,069	$14,470	$13,159
2/28/18	$11,639	$13,937	$12,710
3/31/18	$11,549	$13,583	$12,571
4/30/18	$11,569	$13,635	$12,642
5/31/18	$11,639	$13,963	$12,786
6/30/18	$11,606	$14,049	$12,762
7/31/18	$11,846	$14,572	$13,047
8/31/18	$11,936	$15,047	$13,214
9/30/18	$11,916	$15,132	$13,211
10/31/18	$11,244	$14,098	$12,385
11/30/18	$11,414	$14,385	$12,568
12/31/18	$10,822	$13,086	$11,818
1/31/19	$11,526	$14,135	$12,608
2/28/19	$11,725	$14,589	$12,902
3/31/19	$11,926	$14,872	$13,031
4/30/19	$12,201	$15,475	$13,385
5/31/19	$11,757	$14,491	$12,774
6/30/19	$12,320	$15,513	$13,446
7/31/19	$12,352	$15,736	$13,503
8/31/19	$12,288	$15,486	$13,313
9/30/19	$12,445	$15,776	$13,543
10/31/19	$12,669	$16,118	$13,812
11/30/19	$12,893	$16,703	$14,080
12/31/19	$13,210	$17,207	$14,438
1/31/20	$13,188	$17,200	$14,331
2/29/20	$12,547	$15,784	$13,437
3/31/20	$11,016	$13,835	$11,883
4/30/20	$11,928	$15,608	$12,949
5/31/20	$12,374	$16,352	$13,435
6/30/20	$12,683	$16,677	$13,731
7/31/20	$13,215	$17,617	$14,280
8/31/20	$13,737	$18,883	$14,870
9/30/20	$13,432	$18,166	$14,514
10/31/20	$13,226	$17,683	$14,300
11/30/20	$14,422	$19,618	$15,699
12/31/20	$14,948	$20,373	$16,285
1/31/21	$14,903	$20,167	$16,245
2/28/21	$15,125	$20,723	$16,598
3/31/21	$15,372	$21,631	$16,973
4/30/21	$15,930	$22,785	$17,558
5/31/21	$16,153	$22,944	$17,764
6/30/21	$16,357	$23,480	$17,898
7/31/21	$16,514	$24,038	$18,022
8/31/21	$16,807	$24,769	$18,358
9/30/21	$16,220	$23,617	$17,789
10/31/21	$16,840	$25,271	$18,451
11/30/21	$16,580	$25,096	$18,100
12/31/21	$17,121	$26,221	$18,716
1/31/22	$16,438	$24,864	$17,881
2/28/22	$16,034	$24,120	$17,592
3/31/22	$16,172	$25,015	$17,775
4/30/22	$15,062	$22,834	$16,615
5/31/22	$15,062	$22,876	$16,686
6/30/22	$13,991	$20,987	$15,545
7/31/22	$14,848	$22,922	$16,501
8/31/22	$14,292	$21,988	$15,947
9/30/22	$13,024	$19,963	$14,690
10/31/22	$13,581	$21,579	$15,406
11/30/22	$14,626	$22,785	$16,377
12/31/22	$14,138	$21,472	$15,911
1/31/23	$15,066	$22,821	$16,877
2/28/23	$14,590	$22,264	$16,479
3/31/23	$14,963	$23,082	$16,815
4/30/23	$15,118	$23,442	$17,009
5/31/23	$14,892	$23,544	$16,778
6/30/23	$15,501	$25,100	$17,468
7/31/23	$15,895	$25,906	$17,917
8/31/23	$15,478	$25,493	$17,556
9/30/23	$14,855	$24,278	$16,920
10/31/23	$14,436	$23,768	$16,476
11/30/23	$15,537	$25,938	$17,714
12/31/23	$16,299	$27,116	$18,557
1/31/24	$16,250	$27,572	$18,581
2/29/24	$16,639	$29,044	$19,059
3/31/24	$17,047	$29,979	$19,527
4/30/24	$16,449	$28,754	$18,941
5/31/24	$17,059	$30,180	$19,586
6/30/24	$17,285	$31,263	$19,835

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	11.51%	7.01%	6.56%
Class A (including sales charge)	5.35%	5.80%	5.93%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2035 Index	13.55%	8.09%	7.48%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 116,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$648,938
# of Portfolio Holdings	18
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$116
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	62.6%
Affiliated Investments	37.2%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150057
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2035 Fund
Class Name	Institutional Class:
Trading Symbol	PDGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	11.97%	7.52%	7.08%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2035 Index	13.55%	8.09%	7.48%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000	$ 648,938,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 116,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$648,938
# of Portfolio Holdings	18
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$116
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	62.6%
Affiliated Investments	37.2%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150068
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2040 Fund
Class Name	Class A:
Trading Symbol	PVPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,527	$9,600	$9,834
2/28/15	$9,783	$10,152	$10,279
3/31/15	$9,698	$9,991	$10,206
4/30/15	$9,820	$10,087	$10,323
5/31/15	$9,773	$10,217	$10,383
6/30/15	$9,545	$10,019	$10,189
7/31/15	$9,554	$10,229	$10,310
8/31/15	$9,023	$9,612	$9,758
9/30/15	$8,815	$9,374	$9,517
10/31/15	$9,270	$10,164	$10,085
11/30/15	$9,194	$10,195	$10,093
12/31/15	$9,029	$10,034	$9,890
1/31/16	$8,683	$9,536	$9,477
2/29/16	$8,654	$9,523	$9,433
3/31/16	$9,291	$10,169	$10,020
4/30/16	$9,378	$10,209	$10,107
5/31/16	$9,407	$10,392	$10,198
6/30/16	$9,535	$10,419	$10,222
7/31/16	$9,855	$10,803	$10,552
8/31/16	$9,874	$10,818	$10,581
9/30/16	$9,910	$10,820	$10,617
10/31/16	$9,735	$10,623	$10,418
11/30/16	$9,774	$11,016	$10,599
12/31/16	$9,944	$11,234	$10,802
1/31/17	$10,140	$11,447	$11,003
2/28/17	$10,406	$11,902	$11,259
3/31/17	$10,455	$11,915	$11,350
4/30/17	$10,573	$12,038	$11,489
5/31/17	$10,730	$12,207	$11,653
6/30/17	$10,797	$12,283	$11,731
7/31/17	$11,023	$12,536	$11,968
8/31/17	$11,082	$12,574	$11,973
9/30/17	$11,239	$12,834	$12,225
10/31/17	$11,407	$13,133	$12,438
11/30/17	$11,604	$13,536	$12,696
12/31/17	$11,759	$13,687	$12,840
1/31/18	$12,210	$14,470	$13,355
2/28/18	$11,748	$13,937	$12,872
3/31/18	$11,648	$13,583	$12,719
4/30/18	$11,678	$13,635	$12,800
5/31/18	$11,759	$13,963	$12,956
6/30/18	$11,716	$14,049	$12,927
7/31/18	$11,987	$14,572	$13,235
8/31/18	$12,077	$15,047	$13,408
9/30/18	$12,072	$15,132	$13,408
10/31/18	$11,336	$14,098	$12,516
11/30/18	$11,528	$14,385	$12,710
12/31/18	$10,862	$13,086	$11,889
1/31/19	$11,611	$14,135	$12,733
2/28/19	$11,842	$14,589	$13,049
3/31/19	$12,024	$14,872	$13,176
4/30/19	$12,331	$15,475	$13,557
5/31/19	$11,802	$14,491	$12,884
6/30/19	$12,417	$15,513	$13,607
7/31/19	$12,449	$15,736	$13,665
8/31/19	$12,332	$15,486	$13,432
9/30/19	$12,516	$15,776	$13,688
10/31/19	$12,773	$16,118	$13,979
11/30/19	$13,019	$16,703	$14,273
12/31/19	$13,378	$17,207	$14,667
1/31/20	$13,291	$17,200	$14,528
2/29/20	$12,538	$15,784	$13,532
3/31/20	$10,934	$13,835	$11,846
4/30/20	$11,905	$15,608	$12,979
5/31/20	$12,374	$16,352	$13,501
6/30/20	$12,687	$16,677	$13,819
7/31/20	$13,244	$17,617	$14,403
8/31/20	$13,833	$18,883	$15,062
9/30/20	$13,494	$18,166	$14,668
10/31/20	$13,264	$17,683	$14,440
11/30/20	$14,564	$19,618	$15,974
12/31/20	$15,146	$20,373	$16,628
1/31/21	$15,090	$20,167	$16,595
2/28/21	$15,378	$20,723	$17,011
3/31/21	$15,699	$21,631	$17,448
4/30/21	$16,291	$22,785	$18,092
5/31/21	$16,536	$22,944	$18,322
6/30/21	$16,735	$23,480	$18,458
7/31/21	$16,892	$24,038	$18,581
8/31/21	$17,219	$24,769	$18,964
9/30/21	$16,586	$23,617	$18,329
10/31/21	$17,275	$25,271	$19,081
11/30/21	$16,947	$25,096	$18,674
12/31/21	$17,561	$26,221	$19,379
1/31/22	$16,830	$24,864	$18,463
2/28/22	$16,413	$24,120	$18,154
3/31/22	$16,598	$25,015	$18,404
4/30/22	$15,427	$22,834	$17,138
5/31/22	$15,450	$22,876	$17,210
6/30/22	$14,295	$20,987	$15,919
7/31/22	$15,200	$22,922	$16,978
8/31/22	$14,620	$21,988	$16,377
9/30/22	$13,270	$19,963	$14,991
10/31/22	$13,910	$21,579	$15,819
11/30/22	$15,037	$22,785	$16,894
12/31/22	$14,489	$21,472	$16,365
1/31/23	$15,487	$22,821	$17,431
2/28/23	$14,988	$22,264	$17,004
3/31/23	$15,367	$23,082	$17,359
4/30/23	$15,545	$23,442	$17,572
5/31/23	$15,319	$23,544	$17,316
6/30/23	$16,010	$25,100	$18,135
7/31/23	$16,475	$25,906	$18,668
8/31/23	$16,022	$25,493	$18,249
9/30/23	$15,360	$24,278	$17,548
10/31/23	$14,930	$23,768	$17,050
11/30/23	$16,113	$25,938	$18,419
12/31/23	$16,912	$27,116	$19,337
1/31/24	$16,863	$27,572	$19,363
2/29/24	$17,348	$29,044	$19,963
3/31/24	$17,813	$29,979	$20,502
4/30/24	$17,192	$28,754	$19,858
5/31/24	$17,873	$30,180	$20,585
6/30/24	$18,125	$31,263	$20,864

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	13.21%	7.86%	7.10%
Class A (including sales charge)	7.00%	6.64%	6.46%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2040 Index	15.05%	8.92%	8.05%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 157,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$574,639
# of Portfolio Holdings	18
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$157
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	73.1%
Affiliated Investments	26.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150064
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2040 Fund
Class Name	Institutional Class:
Trading Symbol	PVPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	13.72%	8.38%	7.63%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2040 Index	15.05%	8.92%	8.05%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000	$ 574,639,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 157,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$574,639
# of Portfolio Holdings	18
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$157
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	73.1%
Affiliated Investments	26.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150075
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2045 Fund
Class Name	Class A:
Trading Symbol	PVQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,509	$9,600	$9,820
2/28/15	$9,792	$10,152	$10,287
3/31/15	$9,698	$9,991	$10,210
4/30/15	$9,858	$10,087	$10,333
5/31/15	$9,802	$10,217	$10,397
6/30/15	$9,561	$10,019	$10,198
7/31/15	$9,561	$10,229	$10,321
8/31/15	$8,993	$9,612	$9,746
9/30/15	$8,781	$9,374	$9,492
10/31/15	$9,255	$10,164	$10,083
11/30/15	$9,170	$10,195	$10,092
12/31/15	$9,005	$10,034	$9,881
1/31/16	$8,630	$9,536	$9,447
2/29/16	$8,592	$9,523	$9,397
3/31/16	$9,247	$10,169	$10,005
4/30/16	$9,333	$10,209	$10,094
5/31/16	$9,353	$10,392	$10,188
6/30/16	$9,484	$10,419	$10,205
7/31/16	$9,813	$10,803	$10,548
8/31/16	$9,822	$10,818	$10,579
9/30/16	$9,857	$10,820	$10,617
10/31/16	$9,683	$10,623	$10,412
11/30/16	$9,712	$11,016	$10,612
12/31/16	$9,883	$11,234	$10,823
1/31/17	$10,098	$11,447	$11,034
2/28/17	$10,363	$11,902	$11,299
3/31/17	$10,422	$11,915	$11,395
4/30/17	$10,539	$12,038	$11,538
5/31/17	$10,696	$12,207	$11,708
6/30/17	$10,764	$12,283	$11,788
7/31/17	$11,000	$12,536	$12,034
8/31/17	$11,049	$12,574	$12,038
9/30/17	$11,212	$12,834	$12,301
10/31/17	$11,398	$13,133	$12,523
11/30/17	$11,594	$13,536	$12,791
12/31/17	$11,754	$13,687	$12,941
1/31/18	$12,233	$14,470	$13,483
2/28/18	$11,754	$13,937	$12,982
3/31/18	$11,645	$13,583	$12,819
4/30/18	$11,675	$13,635	$12,908
5/31/18	$11,774	$13,963	$13,063
6/30/18	$11,734	$14,049	$13,032
7/31/18	$12,014	$14,572	$13,352
8/31/18	$12,113	$15,047	$13,527
9/30/18	$12,113	$15,132	$13,529
10/31/18	$11,342	$14,098	$12,597
11/30/18	$11,542	$14,385	$12,798
12/31/18	$10,826	$13,086	$11,939
1/31/19	$11,608	$14,135	$12,811
2/28/19	$11,850	$14,589	$13,139
3/31/19	$12,036	$14,872	$13,263
4/30/19	$12,366	$15,475	$13,659
5/31/19	$11,781	$14,491	$12,951
6/30/19	$12,424	$15,513	$13,703
7/31/19	$12,456	$15,736	$13,761
8/31/19	$12,286	$15,486	$13,504
9/30/19	$12,500	$15,776	$13,776
10/31/19	$12,769	$16,118	$14,082
11/30/19	$13,026	$16,703	$14,389
12/31/19	$13,409	$17,207	$14,807
1/31/20	$13,288	$17,200	$14,649
2/29/20	$12,457	$15,784	$13,590
3/31/20	$10,784	$13,835	$11,822
4/30/20	$11,801	$15,608	$12,994
5/31/20	$12,304	$16,352	$13,534
6/30/20	$12,628	$16,677	$13,867
7/31/20	$13,197	$17,617	$14,473
8/31/20	$13,810	$18,883	$15,177
9/30/20	$13,449	$18,166	$14,759
10/31/20	$13,219	$17,683	$14,521
11/30/20	$14,587	$19,618	$16,136
12/31/20	$15,198	$20,373	$16,829
1/31/21	$15,142	$20,167	$16,800
2/28/21	$15,474	$20,723	$17,252
3/31/21	$15,844	$21,631	$17,727
4/30/21	$16,480	$22,785	$18,409
5/31/21	$16,726	$22,944	$18,653
6/30/21	$16,926	$23,480	$18,791
7/31/21	$17,083	$24,038	$18,913
8/31/21	$17,420	$24,769	$19,325
9/30/21	$16,761	$23,617	$18,650
10/31/21	$17,505	$25,271	$19,458
11/30/21	$17,144	$25,096	$19,020
12/31/21	$17,800	$26,221	$19,777
1/31/22	$17,024	$24,864	$18,814
2/28/22	$16,606	$24,120	$18,492
3/31/22	$16,838	$25,015	$18,783
4/30/22	$15,621	$22,834	$17,455
5/31/22	$15,656	$22,876	$17,527
6/30/22	$14,439	$20,987	$16,132
7/31/22	$15,378	$22,922	$17,257
8/31/22	$14,752	$21,988	$16,632
9/30/22	$13,367	$19,963	$15,163
10/31/22	$14,075	$21,579	$16,080
11/30/22	$15,247	$22,785	$17,219
12/31/22	$14,662	$21,472	$16,644
1/31/23	$15,705	$22,821	$17,777
2/28/23	$15,207	$22,264	$17,340
3/31/23	$15,587	$23,082	$17,697
4/30/23	$15,789	$23,442	$17,924
5/31/23	$15,551	$23,544	$17,654
6/30/23	$16,312	$25,100	$18,558
7/31/23	$16,822	$25,906	$19,149
8/31/23	$16,347	$25,493	$18,688
9/30/23	$15,659	$24,278	$17,941
10/31/23	$15,218	$23,768	$17,406
11/30/23	$16,470	$25,938	$18,862
12/31/23	$17,290	$27,116	$19,830
1/31/24	$17,230	$27,572	$19,858
2/29/24	$17,809	$29,044	$20,543
3/31/24	$18,313	$29,979	$21,130
4/30/24	$17,671	$28,754	$20,447
5/31/24	$18,398	$30,180	$21,230
6/30/24	$18,672	$31,263	$21,516

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	14.47%	8.49%	7.43%
Class A (including sales charge)	8.17%	7.26%	6.80%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2045 Index	15.94%	9.44%	8.40%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 150,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$534,519
# of Portfolio Holdings	18
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	81.2%
Affiliated Investments	18.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150071
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2045 Fund
Class Name	Institutional Class:
Trading Symbol	PVQNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	14.95%	9.01%	7.96%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2045 Index	15.94%	9.44%	8.40%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000	$ 534,519,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 150,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$534,519
# of Portfolio Holdings	18
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	81.2%
Affiliated Investments	18.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150082
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2050 Fund
Class Name	Class A:
Trading Symbol	PPQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,490	$9,600	$9,807
2/28/15	$9,792	$10,152	$10,293
3/31/15	$9,698	$9,991	$10,213
4/30/15	$9,849	$10,087	$10,343
5/31/15	$9,811	$10,217	$10,410
6/30/15	$9,576	$10,019	$10,207
7/31/15	$9,566	$10,229	$10,333
8/31/15	$9,007	$9,612	$9,733
9/30/15	$8,793	$9,374	$9,469
10/31/15	$9,277	$10,164	$10,082
11/30/15	$9,192	$10,195	$10,096
12/31/15	$9,024	$10,034	$9,878
1/31/16	$8,629	$9,536	$9,422
2/29/16	$8,581	$9,523	$9,366
3/31/16	$9,254	$10,169	$9,994
4/30/16	$9,341	$10,209	$10,082
5/31/16	$9,360	$10,392	$10,180
6/30/16	$9,490	$10,419	$10,188
7/31/16	$9,829	$10,803	$10,545
8/31/16	$9,839	$10,818	$10,575
9/30/16	$9,880	$10,820	$10,613
10/31/16	$9,696	$10,623	$10,403
11/30/16	$9,735	$11,016	$10,622
12/31/16	$9,911	$11,234	$10,840
1/31/17	$10,126	$11,447	$11,060
2/28/17	$10,391	$11,902	$11,335
3/31/17	$10,450	$11,915	$11,438
4/30/17	$10,578	$12,038	$11,584
5/31/17	$10,725	$12,207	$11,759
6/30/17	$10,794	$12,283	$11,842
7/31/17	$11,039	$12,536	$12,093
8/31/17	$11,088	$12,574	$12,096
9/30/17	$11,260	$12,834	$12,368
10/31/17	$11,446	$13,133	$12,597
11/30/17	$11,653	$13,536	$12,875
12/31/17	$11,817	$13,687	$13,027
1/31/18	$12,307	$14,470	$13,589
2/28/18	$11,817	$13,937	$13,073
3/31/18	$11,697	$13,583	$12,906
4/30/18	$11,737	$13,635	$12,997
5/31/18	$11,827	$13,963	$13,161
6/30/18	$11,787	$14,049	$13,128
7/31/18	$12,087	$14,572	$13,456
8/31/18	$12,197	$15,047	$13,635
9/30/18	$12,185	$15,132	$13,636
10/31/18	$11,393	$14,098	$12,675
11/30/18	$11,594	$14,385	$12,882
12/31/18	$10,851	$13,086	$11,993
1/31/19	$11,667	$14,135	$12,887
2/28/19	$11,922	$14,589	$13,223
3/31/19	$12,103	$14,872	$13,346
4/30/19	$12,444	$15,475	$13,753
5/31/19	$11,826	$14,491	$13,018
6/30/19	$12,494	$15,513	$13,789
7/31/19	$12,526	$15,736	$13,847
8/31/19	$12,322	$15,486	$13,573
9/30/19	$12,552	$15,776	$13,853
10/31/19	$12,831	$16,118	$14,167
11/30/19	$13,101	$16,703	$14,483
12/31/19	$13,506	$17,207	$14,913
1/31/20	$13,352	$17,200	$14,744
2/29/20	$12,475	$15,784	$13,652
3/31/20	$10,752	$13,835	$11,847
4/30/20	$11,794	$15,608	$13,040
5/31/20	$12,310	$16,352	$13,593
6/30/20	$12,638	$16,677	$13,933
7/31/20	$13,220	$17,617	$14,546
8/31/20	$13,857	$18,883	$15,272
9/30/20	$13,483	$18,166	$14,843
10/31/20	$13,231	$17,683	$14,599
11/30/20	$14,636	$19,618	$16,263
12/31/20	$15,272	$20,373	$16,981
1/31/21	$15,217	$20,167	$16,955
2/28/21	$15,571	$20,723	$17,430
3/31/21	$15,982	$21,631	$17,927
4/30/21	$16,630	$22,785	$18,629
5/31/21	$16,898	$22,944	$18,883
6/30/21	$17,076	$23,480	$19,018
7/31/21	$17,245	$24,038	$19,139
8/31/21	$17,594	$24,769	$19,567
9/30/21	$16,911	$23,617	$18,867
10/31/21	$17,690	$25,271	$19,708
11/30/21	$17,306	$25,096	$19,249
12/31/21	$18,006	$26,221	$20,036
1/31/22	$17,203	$24,864	$19,045
2/28/22	$16,761	$24,120	$18,717
3/31/22	$17,028	$25,015	$19,032
4/30/22	$15,783	$22,834	$17,665
5/31/22	$15,818	$22,876	$17,737
6/30/22	$14,561	$20,987	$16,293
7/31/22	$15,539	$22,922	$17,450
8/31/22	$14,887	$21,988	$16,812
9/30/22	$13,467	$19,963	$15,304
10/31/22	$14,224	$21,579	$16,258
11/30/22	$15,436	$22,785	$17,429
12/31/22	$14,834	$21,472	$16,836
1/31/23	$15,905	$22,821	$18,002
2/28/23	$15,393	$22,264	$17,558
3/31/23	$15,781	$23,082	$17,914
4/30/23	$15,995	$23,442	$18,146
5/31/23	$15,757	$23,544	$17,866
6/30/23	$16,568	$25,100	$18,820
7/31/23	$17,092	$25,906	$19,444
8/31/23	$16,615	$25,493	$18,958
9/30/23	$15,921	$24,278	$18,187
10/31/23	$15,443	$23,768	$17,631
11/30/23	$16,746	$25,938	$19,136
12/31/23	$17,590	$27,116	$20,133
1/31/24	$17,542	$27,572	$20,160
2/29/24	$18,172	$29,044	$20,893
3/31/24	$18,702	$29,979	$21,506
4/30/24	$18,046	$28,754	$20,802
5/31/24	$18,824	$30,180	$21,617
6/30/24	$19,108	$31,263	$21,925

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	15.33%	8.87%	7.69%
Class A (including sales charge)	8.98%	7.64%	7.06%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2050 Index	16.50%	9.72%	8.62%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000
Holdings Count | Holding	17	17	17	17	17	17	17
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$480,539
# of Portfolio Holdings	17
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$141
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	86.2%
Affiliated Investments	12.8%
Short-Term Instruments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150078
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2050 Fund
Class Name	Institutional Class:
Trading Symbol	PPQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	15.80%	9.38%	8.22%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2050 Index	16.50%	9.72%	8.62%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000	$ 480,539,000
Holdings Count | Holding	17	17	17	17	17	17	17
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$480,539
# of Portfolio Holdings	17
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$141
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	86.2%
Affiliated Investments	12.8%
Short-Term Instruments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150089
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2055 Fund
Class Name	Class A:
Trading Symbol	PRQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to U.S. long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,490	$9,600	$9,800
2/28/15	$9,792	$10,152	$10,297
3/31/15	$9,698	$9,991	$10,215
4/30/15	$9,849	$10,087	$10,348
5/31/15	$9,802	$10,217	$10,417
6/30/15	$9,573	$10,019	$10,211
7/31/15	$9,563	$10,229	$10,338
8/31/15	$8,994	$9,612	$9,724
9/30/15	$8,776	$9,374	$9,453
10/31/15	$9,260	$10,164	$10,078
11/30/15	$9,184	$10,195	$10,093
12/31/15	$9,011	$10,034	$9,869
1/31/16	$8,627	$9,536	$9,402
2/29/16	$8,578	$9,523	$9,342
3/31/16	$9,250	$10,169	$9,981
4/30/16	$9,327	$10,209	$10,071
5/31/16	$9,356	$10,392	$10,169
6/30/16	$9,483	$10,419	$10,172
7/31/16	$9,812	$10,803	$10,537
8/31/16	$9,822	$10,818	$10,569
9/30/16	$9,861	$10,820	$10,608
10/31/16	$9,677	$10,623	$10,395
11/30/16	$9,716	$11,016	$10,628
12/31/16	$9,892	$11,234	$10,850
1/31/17	$10,108	$11,447	$11,076
2/28/17	$10,382	$11,902	$11,357
3/31/17	$10,431	$11,915	$11,463
4/30/17	$10,559	$12,038	$11,611
5/31/17	$10,706	$12,207	$11,789
6/30/17	$10,775	$12,283	$11,873
7/31/17	$11,010	$12,536	$12,127
8/31/17	$11,059	$12,574	$12,129
9/30/17	$11,235	$12,834	$12,405
10/31/17	$11,412	$13,133	$12,638
11/30/17	$11,619	$13,536	$12,917
12/31/17	$11,779	$13,687	$13,072
1/31/18	$12,262	$14,470	$13,644
2/28/18	$11,779	$13,937	$13,125
3/31/18	$11,669	$13,583	$12,954
4/30/18	$11,699	$13,635	$13,047
5/31/18	$11,789	$13,963	$13,208
6/30/18	$11,749	$14,049	$13,174
7/31/18	$12,041	$14,572	$13,506
8/31/18	$12,141	$15,047	$13,684
9/30/18	$12,139	$15,132	$13,685
10/31/18	$11,353	$14,098	$12,717
11/30/18	$11,555	$14,385	$12,925
12/31/18	$10,815	$13,086	$12,030
1/31/19	$11,616	$14,135	$12,929
2/28/19	$11,869	$14,589	$13,267
3/31/19	$12,050	$14,872	$13,390
4/30/19	$12,399	$15,475	$13,800
5/31/19	$11,776	$14,491	$13,058
6/30/19	$12,438	$15,513	$13,837
7/31/19	$12,470	$15,736	$13,894
8/31/19	$12,268	$15,486	$13,615
9/30/19	$12,504	$15,776	$13,901
10/31/19	$12,770	$16,118	$14,220
11/30/19	$13,047	$16,703	$14,538
12/31/19	$13,448	$17,207	$14,975
1/31/20	$13,295	$17,200	$14,801
2/29/20	$12,415	$15,784	$13,688
3/31/20	$10,686	$13,835	$11,854
4/30/20	$11,708	$15,608	$13,058
5/31/20	$12,208	$16,352	$13,614
6/30/20	$12,544	$16,677	$13,959
7/31/20	$13,120	$17,617	$14,580
8/31/20	$13,762	$18,883	$15,320
9/30/20	$13,382	$18,166	$14,884
10/31/20	$13,120	$17,683	$14,634
11/30/20	$14,535	$19,618	$16,321
12/31/20	$15,171	$20,373	$17,050
1/31/21	$15,105	$20,167	$17,024
2/28/21	$15,467	$20,723	$17,509
3/31/21	$15,890	$21,631	$18,017
4/30/21	$16,552	$22,785	$18,732
5/31/21	$16,817	$22,944	$18,991
6/30/21	$16,992	$23,480	$19,126
7/31/21	$17,148	$24,038	$19,246
8/31/21	$17,505	$24,769	$19,679
9/30/21	$16,826	$23,617	$18,971
10/31/21	$17,608	$25,271	$19,820
11/30/21	$17,206	$25,096	$19,355
12/31/21	$17,917	$26,221	$20,151
1/31/22	$17,103	$24,864	$19,152
2/28/22	$16,667	$24,120	$18,822
3/31/22	$16,954	$25,015	$19,141
4/30/22	$15,705	$22,834	$17,764
5/31/22	$15,750	$22,876	$17,837
6/30/22	$14,489	$20,987	$16,372
7/31/22	$15,464	$22,922	$17,540
8/31/22	$14,822	$21,988	$16,900
9/30/22	$13,414	$19,963	$15,378
10/31/22	$14,172	$21,579	$16,348
11/30/22	$15,388	$22,785	$17,533
12/31/22	$14,777	$21,472	$16,934
1/31/23	$15,853	$22,821	$18,112
2/28/23	$15,350	$22,264	$17,667
3/31/23	$15,742	$23,082	$18,021
4/30/23	$15,953	$23,442	$18,254
5/31/23	$15,707	$23,544	$17,970
6/30/23	$16,539	$25,100	$18,932
7/31/23	$17,089	$25,906	$19,561
8/31/23	$16,597	$25,493	$19,073
9/30/23	$15,908	$24,278	$18,295
10/31/23	$15,438	$23,768	$17,735
11/30/23	$16,742	$25,938	$19,252
12/31/23	$17,582	$27,116	$20,255
1/31/24	$17,535	$27,572	$20,283
2/29/24	$18,202	$29,044	$21,023
3/31/24	$18,745	$29,979	$21,641
4/30/24	$18,088	$28,754	$20,932
5/31/24	$18,865	$30,180	$21,754
6/30/24	$19,157	$31,263	$22,062

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	15.83%	9.02%	7.72%
Class A (including sales charge)	9.47%	7.80%	7.09%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2055 Index	16.53%	9.78%	8.69%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000
Holdings Count | Holding	20	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 110,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$408,637
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	88.7%
Affiliated Investments	10.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150085
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2055 Fund
Class Name	Institutional Class:
Trading Symbol	PRQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to U.S. long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	16.30%	9.53%	8.26%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2055 Index	16.53%	9.78%	8.69%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000	$ 408,637,000
Holdings Count | Holding	20	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 110,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$408,637
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	88.7%
Affiliated Investments	10.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000215697
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2060 Fund
Class Name	Class A:
Trading Symbol	PRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060+ Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$10,026	$9,900
2/29/20	$8,724	$9,201	$9,152
3/31/20	$7,495	$8,064	$7,927
4/30/20	$8,223	$9,098	$8,739
5/31/20	$8,573	$9,532	$9,116
6/30/20	$8,809	$9,721	$9,349
7/31/20	$9,216	$10,269	$9,763
8/31/20	$9,669	$11,007	$10,257
9/30/20	$9,409	$10,589	$9,967
10/31/20	$9,230	$10,308	$9,800
11/30/20	$10,232	$11,436	$10,929
12/31/20	$10,675	$11,876	$11,418
1/31/21	$10,627	$11,756	$11,400
2/28/21	$10,884	$12,080	$11,722
3/31/21	$11,173	$12,609	$12,058
4/30/21	$11,632	$13,282	$12,533
5/31/21	$11,823	$13,374	$12,708
6/30/21	$11,954	$13,687	$12,797
7/31/21	$12,069	$14,012	$12,874
8/31/21	$12,319	$14,438	$13,164
9/30/21	$11,834	$13,766	$12,691
10/31/21	$12,393	$14,731	$13,258
11/30/21	$12,104	$14,629	$12,943
12/31/21	$12,609	$15,284	$13,478
1/31/22	$12,033	$14,493	$12,807
2/28/22	$11,740	$14,060	$12,588
3/31/22	$11,960	$14,582	$12,801
4/30/22	$11,080	$13,310	$11,879
5/31/22	$11,133	$13,334	$11,928
6/30/22	$10,243	$12,234	$10,947
7/31/22	$10,923	$13,362	$11,729
8/31/22	$10,473	$12,817	$11,300
9/30/22	$9,483	$11,636	$10,280
10/31/22	$10,017	$12,579	$10,930
11/30/22	$10,866	$13,281	$11,723
12/31/22	$10,437	$12,516	$11,321
1/31/23	$11,190	$13,303	$12,108
2/28/23	$10,840	$12,978	$11,810
3/31/23	$11,111	$13,455	$12,052
4/30/23	$11,260	$13,665	$12,210
5/31/23	$11,101	$13,724	$12,022
6/30/23	$11,685	$14,631	$12,669
7/31/23	$12,079	$15,101	$13,093
8/31/23	$11,739	$14,860	$12,763
9/30/23	$11,250	$14,152	$12,242
10/31/23	$10,920	$13,854	$11,864
11/30/23	$11,846	$15,120	$12,880
12/31/23	$12,456	$15,807	$13,555
1/31/24	$12,424	$16,072	$13,570
2/29/24	$12,908	$16,930	$14,067
3/31/24	$13,300	$17,475	$14,483
4/30/24	$12,836	$16,761	$14,008
5/31/24	$13,387	$17,592	$14,558
6/30/24	$13,595	$18,224	$14,766

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/19
Class A (excluding sales charge)	16.35%	8.42%
Class A (including sales charge)	9.94%	7.07%
S&P 500 Index	24.56%	14.26%
S&P Target Date 2060+ Index	16.55%	9.04%

Performance Inception Date			Dec. 31, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 36,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,478
# of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	10.0%
Short-Term Instruments	0.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000215695
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2060 Fund
Class Name	Institutional Class:
Trading Symbol	PRBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/19
Institutional Class	16.88%	8.93%
S&P 500 Index	24.56%	14.26%
S&P Target Date 2060+ Index	16.55%	9.04%

Performance Inception Date			Dec. 31, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000	$ 159,478,000
Holdings Count | Holding	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 36,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,478
# of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	10.0%
Short-Term Instruments	0.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000238901
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2065 Fund
Class Name	Class A:
Trading Symbol	PBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term U.S. Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term U.S. treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065 Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$9,975	$9,969
1/31/23	$10,142	$10,602	$10,660
2/28/23	$9,811	$10,343	$10,397
3/31/23	$10,056	$10,723	$10,608
4/30/23	$10,198	$10,890	$10,743
5/31/23	$10,046	$10,938	$10,580
6/30/23	$10,585	$11,660	$11,157
7/31/23	$10,935	$12,035	$11,534
8/31/23	$10,623	$11,843	$11,245
9/30/23	$10,176	$11,279	$10,782
10/31/23	$9,873	$11,042	$10,451
11/30/23	$10,716	$12,050	$11,352
12/31/23	$11,255	$12,597	$11,946
1/31/24	$11,226	$12,809	$11,965
2/29/24	$11,676	$13,493	$12,414
3/31/24	$12,021	$13,927	$12,783
4/30/24	$11,590	$13,358	$12,361
5/31/24	$12,098	$14,021	$12,852
6/30/24	$12,289	$14,524	$13,047

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	16.09%	19.14%
Class A (including sales charge)	9.72%	14.74%
S&P 500 Index	24.56%	28.22%
S&P Target Date 2065 Index	16.93%	19.38%

Performance Inception Date		Dec. 30, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000
Holdings Count | Holding	17	17	17	17	17	17	17
Advisory Fees Paid, Amount	$ 3,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$19,152
# of Portfolio Holdings	17
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.3%
Affiliated Investments	9.2%
Short-Term Instruments	1.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000238902
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend 2065 Fund
Class Name	Institutional Class:
Trading Symbol	PBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term U.S. Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term U.S. treasuries posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	16.49%	19.62%
S&P 500 Index	24.56%	28.22%
S&P Target Date 2065 Index	16.93%	19.38%

Performance Inception Date		Dec. 30, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000	$ 19,152,000
Holdings Count | Holding	17	17	17	17	17	17	17
Advisory Fees Paid, Amount	$ 3,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$19,152
# of Portfolio Holdings	17
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.3%
Affiliated Investments	9.2%
Short-Term Instruments	1.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150033
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend Income Fund
Class Name	Class A:
Trading Symbol	PBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,631	$9,600	$10,044
2/28/15	$9,688	$10,152	$10,164
3/31/15	$9,641	$9,991	$10,146
4/30/15	$9,669	$10,087	$10,179
5/31/15	$9,594	$10,217	$10,180
6/30/15	$9,431	$10,019	$10,058
7/31/15	$9,488	$10,229	$10,138
8/31/15	$9,203	$9,612	$9,919
9/30/15	$9,083	$9,374	$9,847
10/31/15	$9,320	$10,164	$10,073
11/30/15	$9,263	$10,195	$10,055
12/31/15	$9,157	$10,034	$9,960
1/31/16	$9,060	$9,536	$9,870
2/29/16	$9,051	$9,523	$9,907
3/31/16	$9,435	$10,169	$10,177
4/30/16	$9,532	$10,209	$10,229
5/31/16	$9,551	$10,392	$10,260
6/30/16	$9,690	$10,419	$10,367
7/31/16	$9,925	$10,803	$10,512
8/31/16	$9,944	$10,818	$10,515
9/30/16	$9,994	$10,820	$10,538
10/31/16	$9,886	$10,623	$10,433
11/30/16	$9,817	$11,016	$10,376
12/31/16	$9,927	$11,234	$10,459
1/31/17	$10,055	$11,447	$10,543
2/28/17	$10,244	$11,902	$10,664
3/31/17	$10,268	$11,915	$10,689
4/30/17	$10,367	$12,038	$10,778
5/31/17	$10,477	$12,207	$10,863
6/30/17	$10,503	$12,283	$10,880
7/31/17	$10,652	$12,536	$10,988
8/31/17	$10,732	$12,574	$11,034
9/30/17	$10,806	$12,834	$11,104
10/31/17	$10,906	$13,133	$11,184
11/30/17	$11,006	$13,536	$11,274
12/31/17	$11,119	$13,687	$11,352
1/31/18	$11,332	$14,470	$11,488
2/28/18	$11,059	$13,937	$11,287
3/31/18	$11,039	$13,583	$11,261
4/30/18	$11,008	$13,635	$11,262
5/31/18	$11,028	$13,963	$11,343
6/30/18	$11,018	$14,049	$11,340
7/31/18	$11,140	$14,572	$11,449
8/31/18	$11,170	$15,047	$11,540
9/30/18	$11,145	$15,132	$11,515
10/31/18	$10,768	$14,098	$11,179
11/30/18	$10,860	$14,385	$11,272
12/31/18	$10,609	$13,086	$11,064
1/31/19	$11,062	$14,135	$11,425
2/28/19	$11,176	$14,589	$11,538
3/31/19	$11,348	$14,872	$11,680
4/30/19	$11,483	$15,475	$11,820
5/31/19	$11,369	$14,491	$11,678
6/30/19	$11,707	$15,513	$12,011
7/31/19	$11,738	$15,736	$12,052
8/31/19	$11,863	$15,486	$12,107
9/30/19	$11,908	$15,776	$12,167
10/31/19	$12,023	$16,118	$12,286
11/30/19	$12,138	$16,703	$12,399
12/31/19	$12,311	$17,207	$12,538
1/31/20	$12,440	$17,200	$12,608
2/29/20	$12,182	$15,784	$12,351
3/31/20	$11,131	$13,835	$11,700
4/30/20	$11,796	$15,608	$12,264
5/31/20	$12,118	$16,352	$12,503
6/30/20	$12,376	$16,677	$12,657
7/31/20	$12,816	$17,617	$12,957
8/31/20	$13,116	$18,883	$13,119
9/30/20	$12,923	$18,166	$13,003
10/31/20	$12,794	$17,683	$12,905
11/30/20	$13,600	$19,618	$13,436
12/31/20	$13,957	$20,373	$13,643
1/31/21	$13,923	$20,167	$13,602
2/28/21	$13,945	$20,723	$13,609
3/31/21	$14,006	$21,631	$13,647
4/30/21	$14,380	$22,785	$13,877
5/31/21	$14,550	$22,944	$13,964
6/30/21	$14,692	$23,480	$14,065
7/31/21	$14,852	$24,038	$14,182
8/31/21	$15,001	$24,769	$14,278
9/30/21	$14,641	$23,617	$14,061
10/31/21	$14,951	$25,271	$14,258
11/30/21	$14,825	$25,096	$14,170
12/31/21	$15,132	$26,221	$14,340
1/31/22	$14,648	$24,864	$13,957
2/28/22	$14,341	$24,120	$13,808
3/31/22	$14,294	$25,015	$13,692
4/30/22	$13,502	$22,834	$13,133
5/31/22	$13,467	$22,876	$13,178
6/30/22	$12,722	$20,987	$12,694
7/31/22	$13,291	$22,922	$13,139
8/31/22	$12,876	$21,988	$12,834
9/30/22	$11,923	$19,963	$12,190
10/31/22	$12,161	$21,579	$12,396
11/30/22	$12,924	$22,785	$12,895
12/31/22	$12,636	$21,472	$12,738
1/31/23	$13,307	$22,821	$13,212
2/28/23	$12,917	$22,264	$12,976
3/31/23	$13,215	$23,082	$13,229
4/30/23	$13,314	$23,442	$13,331
5/31/23	$13,105	$23,544	$13,203
6/30/23	$13,433	$25,100	$13,439
7/31/23	$13,642	$25,906	$13,606
8/31/23	$13,347	$25,493	$13,443
9/30/23	$12,869	$24,278	$13,089
10/31/23	$12,547	$23,768	$12,855
11/30/23	$13,339	$25,938	$13,551
12/31/23	$13,950	$27,116	$14,056
1/31/24	$13,899	$27,572	$14,072
2/29/24	$14,013	$29,044	$14,162
3/31/24	$14,257	$29,979	$14,383
4/30/24	$13,802	$28,754	$14,058
5/31/24	$14,207	$30,180	$14,387
6/30/24	$14,361	$31,263	$14,544

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	6.90%	4.17%	4.50%
Class A (including sales charge)	0.99%	3.01%	3.88%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date Retirement Income Index	8.22%	3.90%	4.02%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000
Holdings Count | Holding	21	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$335,002
# of Portfolio Holdings	21
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	65.1%
Mutual Funds	34.5%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

C000150029
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Blend Income Fund
Class Name	Institutional Class:
Trading Symbol	PBRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	7.40%	4.66%	5.00%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date Retirement Income Index	8.22%	3.90%	4.02%

Performance Inception Date							Dec. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000	$ 335,002,000
Holdings Count | Holding	21	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$335,002
# of Portfolio Holdings	21
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	65.1%
Mutual Funds	34.5%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Strategies [Text Block]

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).